                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07705
                                  ---------------------------------------------

                               Phoenix-Kayne Funds
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

 1800 Avenue of the Stars, 2nd Floor       Los Angeles, California 90067
-------------------------------------------------------------------------------
      (Address of principal executive offices)

                          US Bancorp Fund Services, LLC
                        2020 East Financial Way, Suite 200
                            Glendora, California 91741
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-243-4361
                                                   ----------------------------

Date of fiscal year end:  December 31, 2003
                        --------------------------
Date of reporting period: June 30, 2003
                         -------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semiannual Report June 30, 2003.

Semiannual Report

June 30, 2003



KAYNE ANDERSON RUDNICK

Phoenix-Kayne California Intermediate Tax-Free Bond Fund
Phoenix-Kayne Intermediate Total Return Bond Fund
Phoenix-Kayne International Fund
Phoenix-Kayne Large Cap Fund
Phoenix-Kayne Small-Mid Cap Fund



[LOGO] PHOENIX INVESTMENT PARTNERS, LTD.
       A MEMBER OF THE PHOENIX COMPANIES, INC.

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

  I hope you'll take time to review the activities and performance for your fund for the last six months. With this writing, it is encouraging to witness signs that suggest we are moving toward more rewarding markets. These developments present an opportune time for you to review your portfolio with your financial advisor to help ensure you're well positioned to capture any market gains.

  Keep in mind that the best balance of performance and protection requires discipline and diversification(1). As such; bond, domestic equity, and international mutual funds(2) play important roles in many portfolios.

  Remember, how you invest during uncertain markets may be the difference between success and failure--not just in recovering your losses, but in reaching your long-term goals. Work with your financial advisor to build and maintain a portfolio that will help you achieve long-term success. To learn more about your investments and investing, visit PhoenixInvestments.com.

Sincerely,

[GRAPHIC]
Philip R. McLoughlin
Chairman, Phoenix Funds

JULY 7, 2003

        Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

(1) Diversification does not guarantee against a loss, and there is no guarantee that a diversified portfolio will outperform a non-diversified portfolio.
(2) Foreign investing involves special risks such as currency fluctuation, less public disclosure, as well as economical and political risks.

TABLE OF CONTENTS

Phoenix-Kayne California Intermediate Tax-Free Bond Fund..................     2
Phoenix-Kayne Intermediate Total Return Bond Fund.........................     8
Phoenix-Kayne International Fund..........................................    14
Phoenix-Kayne Large Cap Fund..............................................    20
Phoenix-Kayne Small-Mid Cap Fund..........................................    25
Notes to Financial Statements.............................................    30

Phoenix-Kayne California Intermediate Tax-Free Bond Fund

                          INVESTMENTS AT JUNE 30, 2003
                                  (UNAUDITED)

                                          STANDARD    PAR
                                           & POORS   VALUE
                                           RATING    (000)      VALUE
                                          ---------  ------  -----------
MUNICIPAL TAX-EXEMPT BONDS--97.0%

EDUCATION REVENUE--2.0%
California Educational Facilities
Authority, 5.375%, 10/1/16 (CONNIE LEE
Insured)................................     AAA     $  250  $   275,790

University of Southern California,
5.125%, 10/1/28.........................     AA+        465      491,937
                                                             -----------
                                                                 767,727
                                                             -----------
GENERAL OBLIGATION--16.5%
Brea Olinda California Unified School
District, 6.00%, 8/1/15 (FGIC
Insured)................................     AAA        150      184,839

Brentwood Union School District, 7.30%,
8/1/07 (FGIC Insured)...................     AAA        155      186,539

California State, 5.25%, 11/1/09........      A         200      225,506
California State, 5.25%, 6/1/16.........      A         250      265,190

California State, 5.375%, 3/1/06,
Prerefunded.............................      A         100      104,930

California State, 5.375%, 3/1/06,
Prerefunded.............................      A           5        5,246

California State, 5.375%, 3/1/06,
Unrefunded..............................      A          45       46,947

California State, 5.50%, 4/1/10 (MBIA
Insured)................................     AAA        200      230,314

California State, 6.25%, 4/1/08.........      A         825      951,382

Cotati-Rohnert Park Unified School
District, 5.00%, 8/1/16 (MBIA
Insured)................................     AAA         40       40,522

Fremont California Unified School
District, 5.25%, 9/1/15.................     AA         200      223,198

Long Beach Unified School District,
5.375%, 8/1/16 (MBIA Insured)...........   AAA(d)       300      338,601

Los Angeles California Unified School
District, 5.00%, 7/1/14 (FSA Insured)...     AAA        500      564,595

Oakland Unified School District Alameda
County, 5.00%, 8/1/15 (FSA Insured).....     AAA        765      835,181
                                          STANDARD    PAR
                                           & POORS   VALUE
                                           RATING    (000)      VALUE
                                          ---------  ------  -----------
GENERAL OBLIGATION--CONTINUED

Oakland Unified School District Alameda
County, 5.00%, 8/1/16 (FSA Insured).....     AAA     $  400  $   433,368

Oakland, California Series B, 5.875%,
6/15/19 (FSA Insured)...................     AAA      1,000    1,101,540

Petaluma California School, 0.00%,
8/1/20 (FGIC Insured)...................     AAA      1,000      379,880
                                                             -----------
                                                               6,117,778
                                                             -----------

GENERAL REVENUE--13.6%
California State Public Works Board
Lease Revenue, 5.50%, 6/1/15 (MBIA-IBC
Insured)................................     AAA        300      349,737

California State Public Works Board
Lease Revenue Refunding for the
California Community Colleges Ser. A,
5.25%, 12/1/13..........................     A-         290      315,569

California State Public Works Board
Lease Revenue Refunding for the
California Highway Patrol, 5.25%,
11/1/20.................................     A-         500      524,710

California State Public Works Board
Lease Revenue Refunding for the
Franchise Tax Board, 5.50%, 9/1/09......     A-         510      579,064

Contra Costa County California Home,
7.50%, 5/1/14 (GNMA COLL Insured).......     AAA        500      689,310

Los Angeles Convention & Exhibit Center,
9.00%, 12/1/20..........................     AAA        150      177,168

Los Angeles County California Public
Works Financing Authority, 5.50%,
10/1/18 (FSA Insured)...................     AAA        450      524,768

Newport Beach California, 1.23%,
10/1/22(c)..............................     AA         300      300,000

Pinole Redevelopment Agency Tax
Allocation, 5.60%, 8/1/17...............      A         200      204,402

Pleasanton Joint Powers Financing,
6.15%, 9/2/12...........................   BAA1(d)      500      513,110

2                      See Notes to Financial Statements

Phoenix-Kayne California Intermediate Tax-Free Bond Fund

                                          STANDARD    PAR
                                           & POORS   VALUE
                                           RATING    (000)      VALUE
                                          ---------  ------  -----------
GENERAL REVENUE--CONTINUED
San Jose, California Financing
Authority, 5.00%, 9/1/16 (MBIA
Insured)................................     AA      $  350  $   381,010

Santa Barbara, California Redevelopment
Agency, 4.60%, 3/1/14 (FSA Insured).....     AAA        250      270,070

Stockton California, 5.60%, 3/20/28
(GNMA COLL Insured).....................   AAA(d)       200      205,636
                                                             -----------
                                                               5,034,554
                                                             -----------

MEDICAL REVENUE--3.5%
California Health Facilities Financing
Authority, 6.25%, 10/1/13 (MBIA
Insured)................................     AAA      1,000    1,010,270

California Statewide Communities
Development Authority Certf. Partn.,
1.21%, 8/15/27 (AMBAC Insured)(c).......     AAA        300      300,000
                                                             -----------
                                                               1,310,270
                                                             -----------

MULTI-FAMILY HOUSING--0.7%
Menlo Park Community Development Agency
Multifamily Revenue, 5.375%, 6/1/16
(AMBAC Insured).........................     AAA        250      275,600

MUNICIPAL UTILITY DISTRICT REVENUE--10.3%
Los Angeles, California Water & Power
Revenue, 5.25%, 7/1/18..................     AA-        300      318,486

M-S-R Public Power Agency California,
6.00%, 7/1/20 (AMBAC Insured)...........     AAA      1,000    1,020,000

Northern California Public Power Agency,
5.00%, 7/1/15 (MBIA Insured)............     AAA      1,000    1,095,380

Pasadena California Electric, 5.00%,
6/1/17 (MBIA Insured)...................     AAA        300      325,101

Rancho Mirage California Joint Powers
Financing Authority, 1.23%, 1/1/26......      A         500      500,000

Sacramento California Municipal Utility
Revenue, 5.10%, 7/1/13 (AMBAC Insured)..     AAA        500      557,980
                                                             -----------
                                                               3,816,947
                                                             -----------
SINGLE FAMILY HOUSING REVENUE--7.1%
California Housing Finance Agency,
5.85%, 8/1/16 (MBIA FHA/VA/CAHLIF MTGS
Insured)................................     AAA        500      540,450
                                          STANDARD    PAR
                                           & POORS   VALUE
                                           RATING    (000)      VALUE
                                          ---------  ------  -----------
SINGLE FAMILY HOUSING REVENUE--CONTINUED

California Housing Finance Agency,
5.90%, 8/1/17 (MBIA FHA/VA GTD CAHLIF
Insured)................................     AAA     $  800  $   838,608

California Housing Finance Agency,
5.95%, 8/1/14 (MBIA FHA/VA/CAHLIF MTGS
Insured)................................     AAA        960    1,011,850

Cypress California Single Family
Residential Mortgage Revenue, 7.25%,
1/1/12 (PRIV MTGS Insured)(b)...........   AAA(d)       200      261,742
                                                             -----------
                                                               2,652,650
                                                             -----------

TRANSPORTATION REVENUE--16.3%
Foothill/Eastern Corridor Agency
California Toll Road, 3.73%, 1/1/07.....     AAA        200      214,472

Foothill/Eastern Corridor Agency
California Toll Road, 4.40%, 1/1/08.....     AAA        200      220,212

Foothill/Eastern Corridor Agency
California Toll Road, 4.75%, 1/1/11.....     AAA        550      633,116

Los Angeles County Metropolitan
Transportation Authority, 5.625%, 7/1/18
(MBIA Insured)..........................     AAA        500      510,000

Oakland, California Port Authority,
5.60%, 11/1/19 (MBIA Insured)...........     AAA      1,000    1,123,200

San Francisco, California Bay Area Rapid
Transit, 5.500%, 7/1/15 (FGIC
Insured)................................     AAA        190      206,684

San Francisco, California City & County
Airport, 5.375%, 5/1/17 (MBIA
Insured)................................     AAA      1,000    1,088,560

San Francisco, California Port
Authority, 5.90%, 7/1/09................     A-       1,000    1,060,180

San Mateo County Transit District,
5.00%, 6/1/14 (MBIA Insured)............     AAA        400      440,496

Santa Clara Valley, California
Transportation Authority, 5.00%, 6/1/17
(MBIA Insured)..........................     AAA        500      539,585
                                                             -----------
                                                               6,036,505
                                                             -----------

VETERAN REVENUE--5.4%
California State, 5.375%, 12/1/16.......     AA-      1,000    1,033,780

                       See Notes to Financial Statements                       3

Phoenix-Kayne California Intermediate Tax-Free Bond Fund

                                          STANDARD    PAR
                                           & POORS   VALUE
                                           RATING    (000)      VALUE
                                          ---------  ------  -----------
VETERAN REVENUE--CONTINUED
California State Veteran Bonds, 5.15%,
12/1/14.................................     AA-     $  895  $   958,142
                                                             -----------
                                                               1,991,922
                                                             -----------

WATER & SEWER REVENUE--21.6%
California State Department of Water,
5.125%, 12/1/15.........................     AA         200      221,616

California State Department of Water
Resources, Central Valley Project,
5.50%, 12/1/13 (FSA-CR Insured).........     AAA        400      474,664

California State Dept. of Water
Resources, Central Valley Project
Revenue Ser. T, 5.125%, 12/1/12.........     AA         250      282,083
Los Angeles, California, 4.50%,
7/1/13..................................     AA-        700      724,570
Los Angeles, California Wastewater
System, 5.00%, 6/1/14 (FGIC Insured)....     AAA        700      770,868

Metropolitan Water Districe of Southern
California, 5.00%, 7/1/13...............     AA         200      220,582
Mountain View, California Shoreline
Regional Park, 5.50%, 8/1/21 (MBIA
Insured)................................     AAA      1,000    1,100,550

Redlands California Financing Authority
Wastewater Revenue Refunding Ser A,
5.00%, 9/1/17 (FSA Insured).............     AAA      1,000    1,093,910
                                          STANDARD    PAR
                                           & POORS   VALUE
                                           RATING    (000)      VALUE
                                          ---------  ------  -----------
WATER & SEWER REVENUE--CONTINUED

San Diego California Sewer Ser A Public
Facility Financing Authority, 5.00%,
5/15/13 (AMBAC Insured).................     AAA     $  300  $   309,432

San Jose-Santa Clara, California Water
Financing Authority, 5.375%, 11/15/15
(FGIC Insured)..........................     AAA      1,000    1,097,920

Tulare, California Sewer Revenue, 5.70%,
11/15/15 (MBIA Insured).................     AAA      1,000    1,139,980

Westlands Water District Revenue
Certificates of Participation, 5.25%,
9/1/14 (MBIA Insured)...................     AAA        500      573,385
                                                             -----------
                                                               8,009,560
                                                             -----------
------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $33,829,399)                                 36,013,513
------------------------------------------------------------------------

TOTAL INVESTMENTS--97.0%
(IDENTIFIED COST $33,829,399)                                 36,013,513(a)
Other assets and liabilities, net--3.0%                        1,103,414
                                                             -----------
NET ASSETS--100.0%                                           $37,116,927
                                                             ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,192,917 and gross depreciation of $8,803 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $33,829,399.
(b)  Escrowed to Maturity.
     At June 30, 2003, the concentration of the Fund's investments by state or territory, determined as a percentage of net assets, is as follows:
     California 100%. At June 30, 2003, 69% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: FSA, 13% and MBIA, 28%.
(c) Variable rate security, interest rate reflects the rate currently in effect.
(d)  Rated by Moody's.

4                      See Notes to Financial Statements

Phoenix-Kayne California Intermediate Tax-Free Bond Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2003
                                  (UNAUDITED)

ASSETS
Investments in securities, at value
  (Identified cost $33,829,399)                               $   36,013,513
Cash                                                                 287,128
Receivables:
  Interest                                                           470,420
  Fund shares sold                                                   434,402
Prepaid expenses                                                      11,541
                                                              --------------
    Total Assets                                                  37,217,004
                                                              --------------
LIABILITIES
Payables:
  Fund shares repurchased                                              2,556
  Distributions to shareholders                                       65,536
  Investment advisory fee                                              2,461
  Audit fee                                                           12,837
  Transfer agent fee                                                   6,351
  Financial agent fee                                                  5,447
  Administration fee                                                   2,548
  Trustees' fee                                                          372
Accrued expenses                                                       1,969
                                                              --------------
    Total liabilities                                                100,077
                                                              --------------
NET ASSETS                                                    $   37,116,927
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   34,883,396
Undistributed net investment income                                   12,395
Accumulated net realized gain                                         37,022
Net unrealized appreciation                                        2,184,114
                                                              --------------
NET ASSETS                                                    $   37,116,927
                                                              ==============
NUMBER OF SHARES ISSUED AND OUTSTANDING
  (unlimited shares authorized no par value)                       3,345,568
                                                              --------------
NET ASSET VALUE PER SHARE                                             $11.09
                                                              ==============

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2003
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $  802,753
                                                              ----------
    Total investment income                                      802,753
                                                              ----------
EXPENSES
Investments advisory fee                                          87,201
Administration fee                                                14,876
Financial agent fee                                               24,899
Transfer agent                                                     7,191
Professional                                                      13,686
Registration                                                       8,114
Trustees                                                           6,955
Custodian                                                          4,851
Printing                                                           2,697
Miscellaneous                                                      6,039
                                                              ----------
    Total expenses                                               176,509
    Less: expenses borne by investment adviser                   (45,216)
    Custodian fees paid indirectly                                  (491)
                                                              ----------
    Net expenses                                                 130,802
                                                              ----------
NET INVESTMENT INCOME                                            671,951
                                                              ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                   37,022
Net change in unrealized appreciation (depreciation) on
  investments                                                    499,329
                                                              ----------
NET GAIN ON INVESTMENTS                                          536,351
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $1,208,302
                                                              ==========

                       See Notes to Financial Statements                       5

Phoenix-Kayne California Intermediate Tax-Free Bond Fund

                      STATEMENTS OF CHANGES IN NET ASSETS

                                          Six Months
                                             Ended
                                            6/30/03    Year Ended
                                          (Unaudited)   12/31/02
                                          -----------  -----------
FROM OPERATIONS
  Net investment income (loss)            $   671,951  $ 1,352,775
  Net realized gain (loss)                     37,022      174,298
  Net change in unrealized appreciation
    (depreciation)                            499,329      572,903
                                          -----------  -----------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               1,208,302    2,099,976
                                          -----------  -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                      (673,054)  (1,351,420)
  Net realized gains                               --     (151,744)
                                          -----------  -----------
  DECREASE IN NET ASSETS FROM
    DISTRIBUITIONS TO SHAREHOLDERS           (673,054)  (1,503,164)
                                          -----------  -----------
FROM SHARE TRANSACTIONS
  Proceeds from sales of shares (493,644
    and 823,861 shares, respectively)       5,416,904    8,986,927
  Net asset value of shares issued on
    reinvestment of distributions
    (29,192 and 44,676 shares,
    respectively)                             321,587      486,832
  Cost of shares repurchased (223,525
    and 1,027,079 shares, respectively)    (2,464,288) (11,184,822)
                                          -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      3,274,203   (1,711,063)
                                          -----------  -----------
  NET INCREASE (DECREASE) IN NET ASSETS     3,809,451   (1,114,251)

NET ASSETS
    Beginning of period                    33,307,476   34,421,727
                                          -----------  -----------
    END OF PERIOD [INCLUDING
     UNDISTRIBUTED NET INVESTMENT INCOME
     OF
      $12,395 AND $13,498, RESPECTIVELY]  $37,116,927  $33,307,476
                                          ===========  ===========

6                      See Notes to Financial Statements

Phoenix-Kayne California Intermediate Tax-Free Bond Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                              CLASS X
                                                    -----------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                   YEAR ENDED DECEMBER 31
                                                      6/30/03         -----------------------------------------
                                                    (UNAUDITED)            2002            2001            2000
Net asset value, beginning of period                  $ 10.93         $   10.74       $   10.83       $   10.29
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                           0.21              0.46            0.47            0.49
  Net realized and unrealized gain (loss)                0.16              0.24           (0.02)           0.54
                                                      -------         ---------       ---------       ---------
      TOTAL FROM INVESTMENT OPERATIONS                   0.37              0.70            0.45            1.03
                                                      -------         ---------       ---------       ---------

LESS DISTRIBUTIONS:
  From net investment income                            (0.21)            (0.46)          (0.47)          (0.49)
  From net realized gain                                   --             (0.05)          (0.07)             --
                                                      -------         ---------       ---------       ---------
      TOTAL DISTRIBUTIONS                               (0.21)            (0.51)          (0.54)          (0.49)
                                                      -------         ---------       ---------       ---------
Change in net asset value                                0.16              0.19           (0.09)           0.54
                                                      -------         ---------       ---------       ---------
NET ASSET VALUE, END OF PERIOD                        $ 11.09         $   10.93       $   10.74       $   10.83
                                                      =======         =========       =========       =========
Total return                                             3.42%(3)          6.60%           4.26%          10.18%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $37,117           $33,307         $34,422         $31,353

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Operating expenses(1)                                  0.75%(4)(2)       0.75%           0.75%           0.75%(2)
  Net investment income (loss)                           3.85%(4)          4.18%           4.38%           4.63%
Portfolio turnover rate                                    13%(3)            21%             61%             33%

                                                        CLASS X
                                               -------------------------

                                                YEAR ENDED DECEMBER 31
                                               -------------------------
                                                    1999            1998
Net asset value, beginning of period           $   10.77       $   10.74
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                      0.44            0.43
  Net realized and unrealized gain (loss)          (0.48)           0.03
                                               ---------       ---------
      TOTAL FROM INVESTMENT OPERATIONS             (0.04)           0.46
                                               ---------       ---------
LESS DISTRIBUTIONS:
  From net investment income                       (0.44)          (0.43)
  From net realized gain                              --              --
                                               ---------       ---------
      TOTAL DISTRIBUTIONS                          (0.44)          (0.43)
                                               ---------       ---------
Change in net asset value                          (0.48)           0.03
                                               ---------       ---------
NET ASSET VALUE, END OF PERIOD                 $   10.29       $   10.77
                                               =========       =========
Total return                                      (0.44)%           4.37%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $41,862          $9,391
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Operating expenses(1)                            0.75%(2)         0.77%
  Net investment income (loss)                     4.14%            3.88%
Portfolio turnover rate                              65%              47%

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.01%, 0.98%, 0.85%, 0.96%, 1.37% and 2.23% for the periods ended June 30, 2003,
     December 31, 2002, 2001, 2000, 1999 and 1998, respectively.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ for the period ended June 30, 2003. The ratio would be 0.74% and 0.71% for the periods ended
     December 31, 2000 and 1999, respectively.
(3)  Not annualized.
(4)  Annualized.

                       See Notes to Financial Statements                       7

Phoenix-Kayne Intermediate Total Return Bond Fund

                          INVESTMENTS AT JUNE 30, 2003
                                  (UNAUDITED)

                                          STANDARD    PAR
                                           & POORS   VALUE
                                           RATING    (000)      VALUE
                                          ---------  ------  -----------
CORPORATE BONDS--47.8%

AEROSPACE & DEFENSE--3.0%
Boeing Capital Corp., 5.65%, 5/15/06....      A      $  850  $   919,184
Boeing Capital Corp., 7.10%, 9/27/05....      A         335      369,702
                                                             -----------
                                                               1,288,886
                                                             -----------

BANKS--5.5%
Bank of America Corp., 7.125%, 5/1/06...      A         540      612,979
Citicorp, 6.375%, 11/15/08..............     A+       1,000    1,150,911
Wells Fargo Financial, 6.375%, 8/1/11...      A         500      584,736
                                                             -----------
                                                               2,348,626
                                                             -----------
BREWERS--2.6%
Anheuser Busch Companies, Inc., 6.75%,
11/1/06.................................     A+          70       71,382

Anheuser-Busch Companies, Inc., 7.10%,
6/15/07.................................     A+       1,000    1,052,813
                                                             -----------
                                                               1,124,195
                                                             -----------

COMPUTER HARDWARE--1.9%
Hewlett-Packard Co., 7.15%, 6/15/05.....     A-         750      829,742

COMPUTER SERVCES--1.4%
Electronic Data Systems 6.85%,
10/15/04................................     BBB        585      613,015

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.4%
Caterpillar, Inc., 8.44%, 11/26/03......      A         175      179,812
CONSUMER FINANCE--11.3%
Countrywide Home Loans, Inc. 7.45%,
9/16/03.................................      A       1,000    1,012,572

Daimlerchrysler National Holding Corp.,
7.20%, 9/1/09...........................    BBB+      1,250    1,422,650

Ford Motor Credit Corp., 9.03%,
12/30/09................................     BBB        500      527,025

General Electric Capital Corp., 4.625%,
9/15/09.................................     AAA        800      857,237

General Motors Acceptance Corp., 6.75%,
1/15/06.................................     BBB      1,000    1,062,261
                                                             -----------
                                                               4,881,745
                                                             -----------
                                          STANDARD    PAR
                                           & POORS   VALUE
                                           RATING    (000)      VALUE
                                          ---------  ------  -----------

DIVERSIFIED COMMERCIAL SERVICES--1.5%
International Lease Finance Corp.,
5.75%, 10/15/06.........................     AA-     $  600  $   656,756

DIVERSIFIED FINANCIAL SERVICES--8.9%
Bear Stearns Co., 6.625%, 10/1/04.......      A         175      186,511
Bear Stearns Co., 7.80%, 8/15/07........      A         825      984,071
Goldman Sachs Group, Inc., 5.25%,
4/1/13..................................     A+         425      454,033
Heller Financial, 7.375%, 11/1/09.......     AAA      1,000    1,216,001

Lehman Brothers Holdings, Inc., 7.25%,
10/15/03................................      A       1,000    1,017,220
                                                             -----------
                                                               3,857,836
                                                             -----------

GENERAL MERCHANDISE STORES--0.7%
Wal-Mart Stores, 6.55%, 8/10/04.........     AA         300      317,199

HOUSEHOLD PRODUCTS--1.7%
Colgate-Palmolive Co., 5.98%, 4/25/12...     AA-        620      716,093

INTEGRATED TELECOMMUNICATION SERVICES--1.3%
SBC Communications, 5.875%, 2/1/12......     A+         500      562,465

PACKAGED FOODS AND MEATS--2.0%
Kraft Foods, Inc., 6.25%, 6/1/12........    BBB+        750      849,860

PERSONAL PRODUCTS--0.6%
Gillette Co., 4.00%, 6/30/05............     AA-        260      272,941

PHARMACEUTICALS--5.0%
Abbott Laboratories, 5.625%, 7/1/06.....     AA       1,000    1,108,000
Merck & Co., Inc., 4.375%, 2/15/13......     AAA      1,000    1,037,216
                                                             -----------
                                                               2,145,216
                                                             -----------
------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $19,201,926)                                 20,644,387
------------------------------------------------------------------------

U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS--49.8%

OTHER AGENCY MORTGAGE-BACKED--7.7%
Federal Farm Credit Bank, 5.85%,
5/14/08.................................     AAA        250      260,725
Federal Farm Credit Bank, 6.48%,
4/4/12..................................     AAA      1,000    1,080,135

Federal Home Loan Mortgage Corp., 7.00%,
4/1/16..................................     AAA        116      123,224

8                      See Notes to Financial Statements

Phoenix-Kayne Intermediate Total Return Bond Fund

                                          STANDARD    PAR
                                           & POORS   VALUE
                                           RATING    (000)      VALUE
                                          ---------  ------  -----------
OTHER AGENCY MORTGAGE-BACKED--CONTINUED
Federal Home Loan Mortgage Corp., 7.50%,
7/1/09..................................     AAA     $   91  $    97,210

Federal Home Loan Mortgage Corp., 7.50%,
4/1/14..................................     AAA        189      203,282

Federal Home Loan Mortgage Corp. - MTN,
5.125%, 2/20/13.........................     AAA        500      511,381

Federal Home Loan Mortgage Corp. - MTN,
6.00%, 5/25/12..........................     AAA      1,000    1,039,670
                                                             -----------
                                                               3,315,627
                                                             -----------
PASS-THROUGH AGENCY MBS, FNMA--3.3%
Federal National Mortgage Association,
6.625%, 11/15/10........................     AAA      1,000    1,210,716

Federal National Mortgage Association,
7.00%, 5/1/14...........................     AAA        159      169,462

Federal National Mortgage Association,
8.00%, 1/1/15...........................     AAA         38       41,011
                                                             -----------
                                                               1,421,189
                                                             -----------

PASS-THROUGH AGENCY MBS, GNMA--6.3%
Government National Mortgage
Association, 6.00%, 8/15/31.............     AAA      1,266    1,328,511

Government National Mortgage
Association, 7.00%, 7/20/13.............     AAA        289      309,184

Government National Mortgage
Association, 8.00%, 11/15/21............     AAA          3        3,422

Government National Mortgage
Association, 8.00%, 7/15/23.............     AAA        107      116,536
Government National Mortgage
Association, 8.00%, 7/15/23.............     AAA         69       75,070

Government National Mortgage
Association, 8.00%, 7/20/26.............     AAA        286      307,566
Government National Mortgage
Association, 8.00%, 9/15/26.............     AAA         32       34,567

Government National Mortgage
Association, 8.00%, 11/15/26............     AAA         16       16,831
                                          STANDARD    PAR
                                           & POORS   VALUE
                                           RATING    (000)      VALUE
                                          ---------  ------  -----------
PASS-THROUGH AGENCY MBS, GNMA--CONTINUED

Government National Mortgage
Association, 8.00%, 9/20/27.............     AAA     $  160  $   171,266

Government National Mortgage
Association, 8.50%, 12/15/22............     AAA          4        4,607

Government National Mortgage
Association, 8.50%, 8/15/24.............     AAA        293      320,472

Government National Mortgage
Association, 8.50%, 8/15/25.............     AAA         30       32,955

Government National Mortgage
Association, 8.50%, 6/15/26.............     AAA          8        9,078
                                                             -----------
                                                               2,730,065
                                                             -----------

U.S. AGENCY (NON-MBS)--12.9%
Federal Home Loan Bank, 5.20%,
10/22/08................................     AAA        195      205,476
Federal Home Loan Bank, 5.85%,
2/13/09.................................     AAA        250      257,544
Federal Home Loan Bank, 5.925%,
4/9/08..................................     AAA      1,000    1,150,622
Federal Home Loan Bank, 6.35%,
2/13/12.................................     AAA      1,000    1,029,730
Federal Home Loan Bank, 6.40%,
1/26/11.................................     AAA        250      256,584
Federal Home Loan Bank, 7.80%,
2/11/10.................................     AAA        350      383,456
Federal Home Loan Bank, 5.15%,
1/28/13.................................     AAA        345      361,113

Federal National Mortgage Association,
6.00%, 5/16/11..........................     AAA        875      966,288

Federal National Mortgage Association,
6.20%, 2/27/12..........................     AAA        116      119,613

Federal National Mortgage Association,
6.20%, 5/3/12...........................     AAA        500      539,074

Federal National Mortgage Association,
6.25%, 2/17/11..........................     AAA        275      282,878
                                                             -----------
                                                               5,552,378
                                                             -----------

U.S. TREASURY BONDS--3.8%
U.S. Treasury Bonds, 11.875%,
11/15/03................................     AAA      1,050    1,092,615
U.S. Treasury Bonds, 7.875%, 11/15/04...     AAA        500      545,840
                                                             -----------
                                                               1,638,455
                                                             -----------

U.S. TREASURY NOTES--15.8%
U.S. Treasury Notes, 5.625%, 5/15/08....     AAA        987    1,131,812
U.S. Treasury Notes, 6.00%, 8/15/09.....     AAA        700      825,918
U.S. Treasury Notes, 6.25%, 2/15/07.....     AAA      1,000    1,150,313
U.S. Treasury Notes, 6.50%, 10/15/06....     AAA      1,500    1,723,829

                       See Notes to Financial Statements                       9

Phoenix-Kayne Intermediate Total Return Bond Fund

                                          STANDARD    PAR
                                           & POORS   VALUE
                                           RATING    (000)      VALUE
                                          ---------  ------  -----------
U.S. TREASURY NOTES--CONTINUED
U.S. Treasury Notes, 7.50%, 2/15/05.....     AAA     $1,830  $ 2,015,860
                                                             -----------
                                                               6,847,732
                                                             -----------
------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(IDENTIFIED COST $20,117,896)                                 21,505,446
------------------------------------------------------------------------

TOTAL INVESTMENTS--97.6%
(IDENTIFIED COST $39,319,822)                                $42,149,833(a)
Other assets and liabilities, net--2.4%                        1,039,062
                                                             -----------
NET ASSETS--100.0%                                           $43,188,895
                                                             ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,858,719 and gross depreciation of $28,708 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $39,319,822.

10                     See Notes to Financial Statements

Phoenix-Kayne Intermediate Total Return Bond Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2003
                                  (UNAUDITED)

ASSETS
Investments securities at value
  (Identified cost $39,319,822)                               $   42,149,833
Cash                                                                 451,741
Receivables:
  Fund shares sold                                                    14,281
  Interest                                                           613,219
  Prepaid expenses                                                    13,862
                                                              --------------
    Total Assets                                                  43,242,936
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                              8,000
  Investment advisory fee                                             17,842
  Administration fee                                                   2,693
  Audit fee                                                           13,954
  Transfer agent fee                                                   6,049
  Financial agent fee                                                  2,921
  Trustees' fee                                                          372
Accrued expenses                                                       2,210
                                                              --------------
    Total liabilities                                                 54,041
                                                              --------------
NET ASSETS                                                    $   43,188,895
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   40,283,376
Distribution in excess of net investment income                       (1,694)
Accumulated net realized gain                                         77,202
Net unrealized appreciation                                        2,830,011
                                                              --------------
NET ASSETS                                                    $   43,188,895
                                                              ==============
NUMBER OF SHARES ISSUED AND OUTSTANDING
  (unlimited shares authorized no par value)                       3,796,167
                                                              --------------
NET ASSET VALUE PER SHARE                                             $11.38
                                                              ==============

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2003
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $    1,169,074
                                                              --------------
    Total investment income                                        1,169,074
                                                              --------------
EXPENSES
Investment advisory fee                                              107,311
Administration                                                        15,690
Financial agent fee                                                   20,580
Transfer agent fees                                                    6,513
Professional                                                          13,657
Registration                                                           7,699
Trustees                                                               6,605
Custody fees                                                           5,366
Printing                                                               2,657
Miscellaneous                                                          6,825
                                                              --------------
    Total expenses                                                   192,903
                                                              --------------
NET INVESTMENT INCOME                                                976,171
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                       77,202
Net change in unrealized appreciation (depreciation) on
  investments                                                        171,782
                                                              --------------
NET GAIN ON INVESTMENTS                                              248,984
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $    1,225,155
                                                              ==============

                       See Notes to Financial Statements                      11

Phoenix-Kayne Intermediate Total Return Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                          Six Months
                                             Ended
                                            6/30/03    Year Ended
                                          (Unaudited)  12/31/2002
                                          -----------  -----------
FROM OPERATIONS
  Net investment income (loss)            $   976,171  $ 2,021,372
  Net realized gain (loss)                     77,202       92,611
  Net change in unrealized appreciation
    (depreciation)                            171,782    1,569,188
                                          -----------  -----------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               1,225,155    3,683,171
                                          -----------  -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                      (977,865)  (2,006,888)
  Net realized gains                               --     (194,559)
                                          -----------  -----------
  DECREASE IN NET ASSETS FROM
    DISTRIBUITIONS TO SHAREHOLDERS           (977,865)  (2,201,447)
                                          -----------  -----------
FROM SHARE TRANSACTIONS
Proceeds from sales of shares (475,948
  and 1,477,478 shares, respectively)       5,385,316   16,377,803
Net asset value of shares issued from
  reinvestment of distributions
  (60,207 and 118,490 shares,
  respectively)                               679,911    1,313,976
Cost of shares repurchased (531,918 and
  1,505,214 shares, respectively)          (6,025,580) (16,646,097)
                                          -----------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                         39,647    1,045,682
                                          -----------  -----------
  NET INCREASE (DECREASE) IN NET ASSETS       286,937    2,527,406

NET ASSETS
  Beginning of period                      42,901,958   40,374,552
                                          -----------  -----------
  END OF PERIOD [INCLUDING DISTRIBUTIONS
    IN EXCESS OF NET INVESTMENT INCOME
    OF
    $(1,694) AND $0, RESPECTIVELY]        $43,188,895  $42,901,958
                                          ===========  ===========

12                     See Notes to Financial Statements

Phoenix-Kayne Intermediate Total Return Bond Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                              CLASS X
                                                    -----------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                   YEAR ENDED DECEMBER 31
                                                      6/30/03         -----------------------------------------
                                                    (UNAUDITED)            2002            2001            2000
Net asset value, beginning of period                  $ 11.31         $   10.91       $   10.82       $   10.44
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                           0.25              0.55            0.57            0.56
  Net realized and unrealized gain (loss)                0.07              0.45            0.28            0.39
                                                      -------         ---------       ---------       ---------
      TOTAL FROM INVESTMENT OPERATIONS                   0.32              1.00            0.85            0.95
                                                      -------         ---------       ---------       ---------

LESS DISTRIBUTIONS:
  From net investment income                            (0.25)            (0.55)          (0.57)          (0.57)
  From net realized gain                                   --             (0.05)          (0.19)             --
                                                      -------         ---------       ---------       ---------
      TOTAL DISTRIBUTIONS                               (0.25)            (0.60)          (0.76)          (0.57)
                                                      -------         ---------       ---------       ---------
Change in net asset value                                0.07              0.40            0.09            0.38
                                                      -------         ---------       ---------       ---------
NET ASSET VALUE, END OF PERIOD                        $ 11.38         $   11.31       $   10.91       $   10.82
                                                      =======         =========       =========       =========
Total return                                             2.92%(2)          9.45%           7.98%           9.40%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $43,189           $42,902         $40,375         $47,097

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Operating expenses                                     0.90%(3)          0.88%           0.96%           0.94%
  Net investment income (loss)                           4.55%(3)          4.96%           5.13%           5.34%
Portfolio turnover rate                                    17%(2)            27%             50%             10%

                                                        CLASS X
                                               -------------------------

                                                YEAR ENDED DECEMBER 31
                                               -------------------------
                                                    1999            1998
Net asset value, beginning of period           $   11.01       $   10.75
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                      0.50            0.51
  Net realized and unrealized gain (loss)          (0.57)           0.30
                                               ---------       ---------
      TOTAL FROM INVESTMENT OPERATIONS             (0.07)           0.81
                                               ---------       ---------
LESS DISTRIBUTIONS:
  From net investment income                       (0.49)          (0.51)
  From net realized gain                           (0.01)          (0.04)
                                               ---------       ---------
      TOTAL DISTRIBUTIONS                          (0.50)          (0.55)
                                               ---------       ---------
Change in net asset value                          (0.57)           0.26
                                               ---------       ---------
NET ASSET VALUE, END OF PERIOD                 $   10.44       $   11.01
                                               =========       =========
Total return                                      (0.65)%           7.61%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $53,404         $28,330
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Operating expenses                               0.94%(1)         0.94%(1)
  Net investment income (loss)                     4.94%            4.93%
Portfolio turnover rate                              64%              49%

(1) If the investment adviser had not waived fees and reimbursed expense, the ratio of operating expenses to average net assets would have been 1.23% and 1.00% for the period ended December 31, 1999 and 1998, respectively.
(2)  Not annualized.
(3)  Annualized.

                       See Notes to Financial Statements                      13

Phoenix-Kayne International Fund

                          INVESTMENTS AT JUNE 30, 2003
                                  (UNAUDITED)

                                            SHARES      VALUE
                                          ----------  ----------
FOREIGN COMMON STOCKS--88.5%

AUSTRALIA--3.1%
Broken Hill Proprietary Co. Ltd.
(Mining)............................         83,000   $  481,582
Rio Tinto Ltd. (Mining).............         23,000      451,167
Telstra Corp. Ltd.
(Telecommunications)................        180,000      531,868
                                                      ----------
                                                       1,464,617
                                                      ----------

BELGIUM--2.6%
Dexia (Banks).......................         97,300    1,232,232

FINLAND--2.6%
Nokia Corp. ADR (Telecommunications
Equipment)..........................         75,407    1,238,937
FRANCE--19.0%
Air Liquide (Oil & Gas Equipment &
Services)...........................         11,323    1,681,435
Axa ADR (Multi-Line Insurance)......         44,984      702,200
BNP Paribas (Banks).................         23,200    1,180,847
Carrefour Supermarche (Food
Retail).............................         15,400      756,027
Groupe Danone ADR (Packaged Foods
and Meats)..........................         42,440    1,177,710
L'OREAL (Consumer Products).........          7,300      515,565
Sanofi Synthelabo SA
(Pharmaceuticals)...................         13,100      768,482
STMicroelectronics NV
(Semiconductors)....................         22,600      474,681
Total Fina Elf ADR (Integrated
Oil & Gas)..........................         21,596    1,636,977
                                                      ----------
                                                       8,893,924
                                                      ----------

IRELAND--2.4%
Allied Irish Banks PLC (Banks)......         75,900    1,135,825
ITALY--4.2%
Telecom Italia Mobil SPA (Wireless
Telecommunications Services)........        110,000      542,803

Unicredito Italiano SPA (Banks).....        296,600    1,415,831
                                                      ----------
                                                       1,958,634
                                                      ----------

JAPAN--14.8%
Canon (Office Electronics)..........         31,000    1,425,139
Denso Corp. (Auto Parts &
Equipment)..........................         53,500      849,447
Matsushita Electric Industrial
(Office Electronics)................         87,000      863,068
Nippon Telegraph & Telephone
(Integrated Telecommunication
Services)...........................            215      844,896
Rohm Co. Ltd. (Semiconductors)......          4,200      458,704

                                            SHARES      VALUE
                                          ----------  ----------
JAPAN--CONTINUED
SECOM CO., LTD. (Diversified
Commercial Services)................         15,000   $  440,532
SEVEN-ELEVEN JAPAN CO., LTD. (Food
Retail).............................         20,000      498,936
SMC Corp. (Industrial Machinery)....         10,000      843,519
Toyota Motor Corp. (Automobile
Manufacturers)......................         27,600      716,165
                                                      ----------
                                                       6,940,406
                                                      ----------

NETHERLANDS--6.0%
Aegon (Life & Health Insurance).....         65,462      656,596
Heineken (Brewers)..................         13,763      489,174

Royal Dutch Petroleum Co. ADR
(Integrated Oil & Gas)..............         35,685    1,663,635
                                                      ----------
                                                       2,809,405
                                                      ----------

SPAIN--4.5%
Banco Bilbao Vizcaya SA (Banks).....         55,000      578,863
Telefonica (Integrated
Telecommunication Services)(b)......        131,700    1,531,543
                                                      ----------
                                                       2,110,406
                                                      ----------

SWEDEN--1.3%
Hennes & Mauritz AB - Series B
(Retail)............................         25,600      590,313

SWITZERLAND--8.8%
Nestle ADR (Packaged Foods and
Meats)..............................         17,443      899,811
Novartis ADR (Pharmaceuticals)......         35,276    1,404,337
Swisscom AG (Integrated
Telecommunication Services).........          3,250      925,515
UBS AG (Multi-Sector Holdings)......         15,990      891,192
                                                      ----------
                                                       4,120,855
                                                      ----------

UNITED KINGDOM--19.2%
BP Amoco PLC (Integrated Oil &
Gas)................................        248,950    1,729,755
Compass Group PLC (Food
Distributors).......................        193,000    1,042,648
GlaxoSmithkline PLC
(Pharmaceuticals)...................         57,373    1,160,109
HSBC ADR (Banks)....................         16,064      949,543
Pearson PLC (Publishing)............         51,924      485,903
Reckitt Benckiser PLC (Consumer
Products)...........................         34,000      625,099
Reed International PLC
(Publishing)........................         60,300      502,722
Royal Bank of Scotland Group PLC
(Banks).............................         20,200      567,760
Tesco PLC (Food Retail).............        177,000      641,620

14                     See Notes to Financial Statements

Phoenix-Kayne International Fund

                                            SHARES      VALUE
                                          ----------  ----------
UNITED KINGDOM--CONTINUED
Vodafone ADR (Wireless
Telecommunication
Services)...........................         65,680   $1,290,612
                                                      ----------
                                                       8,995,771
                                                      ----------
----------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $42,175,213)                         41,491,325
----------------------------------------------------------------

                                STANDARD    PAR
                                & POOR'S   VALUE
                                 RATING    (000)
                                ---------  ------
SHORT-TERM OBLIGATIONS--10.3%(c)
TIME DEPOSITS--4.2%
Royal Bank of Scotland,
1.125%, 7/1/03................    A-1+     $ 627      627,028
Bank of Montreal, 1.15%,
7/9/03........................    A-1+       516      516,672
Credit Agricole Indosuez,
1.05%, 8/26/03................    A-1+       836      836,037
                                                   ----------
                                                    1,979,737
                                                   ----------

REPURCHASE AGREEMENT--2.3%
Credit Suisse First Boston
Corporation (Dated 6/30/03),
1.415%, Due 7/1/03
(Repurchased proceeds
$1,045,087); Collateralized by
various investment grade
corporate bonds and commercial
papers with interest range of
2.80% to 8.36%................             1,045    1,045,046

                                            SHARES      VALUE
                                          ----------  ----------
MONEY MARKET MUTUAL FUNDS--3.8%
Merrill Lynch Premier Institutional
Fund................................         364,181  $  364,181
Merrimac Cash Fund-Premium Class....       1,421,263   1,421,263
                                                      ----------
                                                       1,785,444
                                                      ----------
----------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $4,810,227)                           4,810,227
----------------------------------------------------------------

TOTAL INVESTMENTS--98.8%
(IDENTIFIED COST $46,985,440)                          46,301,552(a)
Other assets and liabilities, net--1.2%                   583,224
                                                     ------------
NET ASSETS--100.0%                                   $ 46,884,776
                                                     ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $3,462,018 and gross depreciation of $5,240,061 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $48,079,595.
(b)  Non-income producing
(c) Represents securities purchased with cash collateral received for securities on loan.

                       See Notes to Financial Statements                      15

Phoenix-Kayne International Fund

                            INDUSTRY DIVERSIFICATION
                       AS A PERCENTAGE OF TOTAL VALUE OF
                          TOTAL LONG-TERM INVESTMENTS
                                  (UNAUDITED)

Banks...................................    17.0%
Integrated Oil & Gas....................    12.1
Integrated Telecommunication Services...     8.0
Pharmaceuticals.........................     8.0
Office Electronics......................     5.5
Packaged Foods and Meats................     5.0
Food Retail.............................     4.6
Wireless Telecommunication Services.....     4.4
Telecommunications......................     4.3
Oil & Gas Equipment & Services..........     4.1
Consumer Products.......................     2.7
Food Distributors.......................     2.5
Publishing..............................     2.4
Mining..................................     2.3
Semiconductors..........................     2.2
Auto Parts & Equipment..................     2.1
Multi-Sector Holdings...................     2.1
Industrial Machinery....................     2.0
Automobile Manufacturers................     1.7
Multi-Line Insurance....................     1.7
Life & Health Insurance.................     1.6
Retail..................................     1.4
Brewers.................................     1.2
Diversified Commercial Services.........     1.1
                                          ------
                                           100.0%
                                          ======

16                     See Notes to Financial Statements

Phoenix-Kayne International Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2003
                                  (UNAUDITED)

ASSETS
Investments securities at value including $4,525,555 of
  securities on loan
  (Identified cost $46,985,440)                               $   46,301,552
Cash                                                               3,785,593
Receivables:
  Securities sold                                                  1,800,845
  Fund shares sold                                                    49,910
  Dividends and interest                                              90,708
  Tax reclaim                                                         31,336
Prepaid expenses                                                      28,708
                                                              --------------
    Total Assets                                                  52,088,652
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                    330,737
  Fund shares repurchased                                              2,559
  Unrealized loss on forward foreign currency contracts                1,290
  Collateral on securities loaned                                  4,810,227
  Investment advisory fee                                              9,563
  Distribution and service fees                                        1,088
  Transfer agent fee                                                  14,295
  Financial agent fee                                                  5,922
  Administration fee                                                   5,454
  Trustees' fee                                                          372
Accrued expenses                                                      22,369
                                                              --------------
    Total liabilities                                              5,203,876
                                                              --------------
NET ASSETS                                                    $   46,884,776
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   73,652,262
Undistributed net investment income                                  450,840
Accumulated net realized loss                                    (26,523,247)
Net unrealized depreciation                                         (695,079)
                                                              --------------
NET ASSETS                                                    $   46,884,776
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $377,784)                       39,963
Net asset value per share                                              $9.45
Offering price per share $9.45/(1-5.75%)                              $10.03
CLASS B
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $106,453)                       11,307
Net asset value and offering price per share                           $9.41
CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $268,044)                       28,469
Net asset value and offering price per share                           $9.42
CLASS X
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $46,132,495)                 4,858,728
Net asset value and offering price per share                           $9.49

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2003
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $      877,954
Interest                                                               3,687
Income from securities loaned, net                                    11,661
Foreign taxes withheld                                              (105,917)
                                                              --------------
    Total investment income                                          787,385
                                                              --------------
EXPENSES
Investment advisory fee                                              227,139
Service fees, Class A                                                    366
Distribution and service fees, Class B                                   484
Distribution and service fees, Class C                                   740
Administration                                                        31,792
Financial agent fee                                                   38,456
Transfer agent fee                                                    35,440
Registration                                                          23,986
Professional                                                          14,498
Custodian                                                             13,977
Trustees                                                               6,705
Printing                                                               4,676
Miscellaneous                                                          8,696
                                                              --------------
    Total expenses                                                   406,955
    Less: expenses borne by investment adviser                       (70,410)
                                                              --------------
    Net expenses                                                     336,545
                                                              --------------
NET INVESTMENT INCOME                                                450,840
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                   (7,661,345)
Net realized loss on foreign currency transactions                  (102,399)
Net change in unrealized appreciation (depreciation) on
  investments                                                      9,557,314
Net change in unrealized appreciation (depreciation) on
  foreign currency and foreign currency transactions                 (11,636)
                                                              --------------
NET GAIN ON INVESTMENTS                                            1,781,934
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $    2,232,774
                                                              ==============

                       See Notes to Financial Statements                      17

Phoenix-Kayne International Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                          Six Months
                                             Ended
                                            6/30/03     Year Ended
                                          (Unaudited)    12/31/02
                                          -----------  ------------
FROM OPERATIONS
  Net investment income (loss)            $   450,840  $    313,144
  Net realized gain (loss)                 (7,763,744)  (13,935,767)
  Net change in unrealized appreciation
    (depreciation)                          9,545,678      (394,327)
                                          -----------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               2,232,774   (14,016,950)
                                          -----------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class X                   --      (179,583)
  Net realized gains, Class X                      --            --
  Return of capital, Class X                       --      (139,712)
                                          -----------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                  --      (319,295)
                                          -----------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (132,124
    and 64,724 shares, respectively)        1,136,581       583,861
  Cost of shares repurchased (109,132
    and 47,753 shares, respectively)         (945,238)     (433,739)
                                          -----------  ------------
Total                                         191,343       150,122
                                          -----------  ------------
CLASS B
  Proceeds from sales of shares (1,141
    and 10,951 shares, respectively)           10,371       103,399
  Cost of shares repurchased (785 and 0
    shares, respectively)                      (7,134)           --
                                          -----------  ------------
Total                                           3,237       103,399
                                          -----------  ------------
CLASS C
  Proceeds from sales of shares (26,056
    and 15,991shares, respectively)           238,193       147,818
  Cost of shares repurchased (8,640 and
    4,938 shares, respectively)               (79,491)      (44,049)
                                          -----------  ------------
Total                                         158,702       103,769
                                          -----------  ------------
CLASS X
  Proceeds from sales of shares (724,831
    and 11,453,659 shares, respectively)    6,346,668   119,303,594
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 23,316 shares, respectively)            --       237,358
  Cost of shares repurchased (1,487,548
    and 10,847,888 shares, respectively)  (13,054,053) (111,069,098)
                                          -----------  ------------
Total                                      (6,707,385)    8,471,854
                                          -----------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                     (6,354,103)    8,829,144
                                          -----------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS    (4,121,329)   (5,507,101)

NET ASSETS
  Beginning of period                      51,006,105    56,513,206
                                          -----------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME OF
    $450,840 AND $0, RESPECTIVELY]        $46,884,776  $ 51,006,105
                                          ===========  ============

18                     See Notes to Financial Statements

Phoenix-Kayne International Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                              CLASS X
                                                    -----------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                   YEAR ENDED DECEMBER 31,
                                                      6/30/03         -----------------------------------------
                                                    (UNAUDITED)            2002            2001            2000
Net asset value, beginning of period                  $  9.01         $   11.32       $   16.15       $   18.47
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                           0.09              0.03            0.04            0.03
  Net realized and unrealized gain (loss)                0.39             (2.29)          (4.83)          (1.82)
                                                      -------         ---------       ---------       ---------
      TOTAL FROM INVESTMENT OPERATIONS                   0.48             (2.26)          (4.79)          (1.79)
                                                      -------         ---------       ---------       ---------

LESS DISTRIBUTIONS:
  From net investment income                               --             (0.03)          (0.04)          (0.03)
  From net realized gain                                   --                --              --           (0.50)
  From return of capital                                   --             (0.02)             --              --
                                                      -------         ---------       ---------       ---------
    TOTAL DISTRIBUTIONS                                  0.00             (0.05)          (0.04)          (0.53)
                                                      -------         ---------       ---------       ---------
Change in net asset value                                0.48             (2.31)          (4.83)          (2.32)
                                                      -------         ---------       ---------       ---------
NET ASSET VALUE, END OF PERIOD                        $  9.49         $    9.01       $   11.32       $   16.15
                                                      =======         =========       =========       =========
Total return                                             5.33%(3)       (20.04)%        (29.72)%         (9.65)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $46,132           $50,656         $56,513         $51,828

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                     1.40%(1)(4)      1.41%           1.38%           1.38%
  Net investment income (loss)                           1.89%(4)         0.49%           0.09%           0.24%
Portfolio turnover rate                                    22%(3)           65%             88%             35%

                                                        CLASS X
                                               -------------------------

                                                YEAR ENDED DECEMBER 31,
                                               -------------------------
                                                    1999            1998
Net asset value, beginning of period           $   15.51       $   12.61
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                      0.12            0.08
  Net realized and unrealized gain (loss)           4.68            3.25
                                               ---------       ---------
      TOTAL FROM INVESTMENT OPERATIONS              4.80            3.33
                                               ---------       ---------
LESS DISTRIBUTIONS:
  From net investment income                       (0.12)          (0.08)
  From net realized gain                           (1.72)          (0.35)
  From return of capital                              --              --
                                               ---------       ---------
    TOTAL DISTRIBUTIONS                            (1.84)          (0.43)
                                               ---------       ---------
Change in net asset value                           2.96            2.90
                                               ---------       ---------
NET ASSET VALUE, END OF PERIOD                 $   18.47       $   15.51
                                               =========       =========
Total return                                        0.31%           0.26%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $40,590         $35,436
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                1.40%(1)        1.38%(1)
  Net investment income (loss)                      0.63%           0.85%
Portfolio turnover rate                               57%             28%

                                                       CLASS A                           CLASS B                   CLASS C
                                             ---------------------------       ---------------------------       -----------
                                                                 FROM                              FROM
                                             SIX MONTHS        INCEPTION       SIX MONTHS        INCEPTION       SIX MONTHS
                                                ENDED           8/30/02           ENDED           8/30/02           ENDED
                                               6/30/03          THROUGH          6/30/03          THROUGH          6/30/03
                                             (UNAUDITED)       12/31/02        (UNAUDITED)       12/31/02        (UNAUDITED)
Net asset value, beginning of period           $  9.01          $  9.45          $  8.98          $  9.45          $  8.98
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                    0.08            (0.03)            0.04            (0.06)            0.03
  Net realized and unrealized gain
    (loss)                                        0.36            (0.41)            0.39            (0.41)            0.41
                                               -------          -------          -------          -------          -------
      TOTAL INCOME (LOSS) FROM
        INVESTMENT OPERATIONS                     0.44            (0.44)            0.43            (0.47)            0.44
                                               -------          -------          -------          -------          -------

LESS DISTRIBUTIONS:
  From net investment income                        --               --               --               --               --
  From net realized gain                            --               --               --               --               --
                                               -------          -------          -------          -------          -------
      TOTAL DISTRIBUTIONS                           --               --               --               --               --
                                               -------          -------          -------          -------          -------
Change in net asset value                         0.44            (0.44)            0.43            (0.47)            0.44
                                               -------          -------          -------          -------          -------
NET ASSET VALUE, END OF PERIOD                 $  9.45          $  9.01          $  9.41          $  8.98          $  9.42
                                               =======          =======          =======          =======          =======
Total return(2)(3)                                5.00%           (4.76)%           4.90%           (4.97)%           4.90%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $378             $153             $106              $98             $268

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(4)                           1.65%(5)         1.66%            2.40%(6)         2.41%            2.40%(6)
  Net investment income (loss)(4)                 1.64%            0.24%            0.89%           (0.51)%           0.89%
Portfolio turnover rate(3)                          22%              65%              22%              65%              22%

                                         CLASS C
                                        ---------
                                          FROM
                                        INCEPTION
                                         8/30/02
                                         THROUGH
                                        12/31/02
Net asset value, beginning of period     $  9.45
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)             (0.06)
  Net realized and unrealized gain
    (loss)                                 (0.41)
                                         -------
      TOTAL INCOME (LOSS) FROM
        INVESTMENT OPERATIONS              (0.47)
                                         -------
LESS DISTRIBUTIONS:
  From net investment income                  --
  From net realized gain                      --
                                         -------
      TOTAL DISTRIBUTIONS                     --
                                         -------
Change in net asset value                  (0.47)
                                         -------
NET ASSET VALUE, END OF PERIOD           $  8.98
                                         =======
Total return(2)(3)                         (4.97)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $99
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(4)                     2.41%
  Net investment income (loss)(4)          (0.51)%
Portfolio turnover rate(3)                    65%

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.69%, 1.47% and 1.45% for the period ended June 30, 2003, December 31, 1999 and 1998, respectively.
(2)  Maximum sales charges are not reflected in the total return calculation.
(3)  Not annualized.
(4)  Annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.94% for the period ended June 30, 2003.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.69% for the period ended June 30, 2003.

                       See Notes to Financial Statements                      19

Phoenix-Kayne Large Cap Fund

                          INVESTMENTS AT JUNE 30, 2003
                                  (UNAUDITED)

                                           SHARES      VALUE
                                          --------  -----------
COMMON STOCKS--95.1%

BANKS--9.6%
Fifth Third Bancorp.................       56,200   $ 3,222,508
Golden West Financial Corp..........       27,600     2,208,276
Wells Fargo & Co....................       73,880     3,723,552
                                                    -----------
                                                      9,154,336
                                                    -----------

COMPUTER HARDWARE--2.7%
International Business Machines
Corp................................       31,810     2,624,325

DATA PROCESSING SERVICES--3.4%
Automatic Data Processing, Inc......       96,930     3,282,050

DIVERSIFIED CHEMICALS--2.6%
E. I. du Pont de Nemours and Co.....       59,500     2,477,580
DIVERSIFIED FINANCIAL SERVICES--7.1%
American Express Co.................       51,100     2,136,491
Citigroup, Inc......................       49,200     2,105,760
State Street Corp...................       65,900     2,596,460
                                                    -----------
                                                      6,838,711
                                                    -----------
GENERAL MERCHANDISE STORES--4.1%
Wal-Mart Stores, Inc................       73,500     3,944,745

HEALTH CARE EQUIPMENT--2.3%
Medtronic, Inc......................       45,200     2,168,244
HOME IMPROVEMENT RETAIL--5.6%
Home Depot, Inc. (The)..............      161,300     5,342,256

HOUSEHOLD PRODUCTS--4.0%
Procter & Gamble Co.................       43,250     3,857,035

INDUSTRIAL CONGLOMERATES--5.2%
General Electric Co.................      173,760     4,983,437

INDUSTRIAL GASES--1.9%
Air Products & Chemicals, Inc.......       43,500     1,809,600
INDUSTRY MACHINERY--2.1%
Illinois Tool Works, Inc............       31,020     2,042,667

INSURANCE BROKERS--3.0%
Marsh & McLennan Companies, Inc.....       56,680     2,894,648

                                           SHARES      VALUE
                                          --------  -----------

INTEGRATED OIL & GAS--4.6%
Exxon Mobil Corp....................      121,840   $ 4,375,274

MOTORCYCLE MANUFACTURERS--1.8%
Harley-Davidson, Inc................       43,400     1,729,924

MULTI-LINE INSURANCE--2.6%
American International
Group, Inc..........................       45,500     2,510,690

PACKAGED FOODS AND MEATS--1.7%
Wm. Wrigley, Jr. Co.................       28,720   $ 1,614,926

PHARMACEUTICALS--14.7%
Eli Lilly & Co......................       35,900     2,476,023
Johnson & Johnson...................       74,370     3,844,929
Merck & Co., Inc....................       49,110     2,973,610
Pfizer, Inc.........................      140,000     4,781,000
                                                    -----------
                                                     14,075,562
                                                    -----------

SEMICONDUCTORS--5.4%
Intel Corp..........................       81,160     1,686,829
Linear Technology Corp..............      109,000     3,510,890
                                                    -----------
                                                      5,197,719
                                                    -----------

SOFT DRINKS--5.4%
Coca-Cola Co........................       71,660     3,325,741
PepsiCo, Inc........................       41,200     1,833,400
                                                    -----------
                                                      5,159,141
                                                    -----------

SYSTEMS SOFTWARE--5.3%
Microsoft Corp......................      197,380     5,054,902
---------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $92,030,954)                        91,137,772
---------------------------------------------------------------

                                STANDARD     PAR
                                & POOR'S    VALUE
                                 RATING     (000)
                                ---------  --------
SHORT-TERM OBLIGATIONS--0.9%(b)

TIME DEPOSITS--0.4%
Royal Bank of Scotland,
1.125%, 7/1/03................    A-1+     $   107       107,157
Bank of Montreal, 1.15%,
7/9/03........................    A-1+          88        88,297

20                     See Notes to Financial Statements

Phoenix-Kayne Large Cap Fund

                                STANDARD     PAR
                                & POOR'S    VALUE
                                 RATING     (000)       VALUE
                                ---------  --------  -----------
TIME DEPOSITS--CONTINUED
Credit Agricole Indosuez,
1.05%, 8/26/03................    A-1+     $   143   $   142,876
                                                     -----------
                                                         338,330
                                                     -----------

REPURCHASE AGREEMENT--0.2%
Credit Suisse First Boston
Corporation (Dated 6/30/03),
1.415%, Due 7/1/03
(Repurchased proceeds
$178,602); Collateralized by
various investment grade
corporate bonds and commercial
papers with interest range of
2.80% to 8.36%................                 179       178,595

                                            SHARES
                                           --------
MONEY MARKET MUTUAL FUNDS-0.3%
Merrill Lynch Premier
Institutional Fund............              62,237        62,237
Merrimac Cash Fund-Premium
Class.........................             242,889       242,889
                                                     -----------
                                                         305,126
                                                     -----------
----------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $822,050)                               822,050
----------------------------------------------------------------

TOTAL INVESTMENTS--96.0%
(IDENTIFIED COST $92,853,004)                          91,959,822(a)
Other assets and liabilities, net--4.0%                 3,810,062
                                                     ------------
NET ASSETS--100.0%                                   $ 95,769,884
                                                     ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $7,035,447 and gross depreciation of $8,482,143 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $93,406,518.
(b) Represents securities purchased with cash collateral received for securities on loan.

                       See Notes to Financial Statements                      21

Phoenix-Kayne Large Cap Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2003
                                  (UNAUDITED)

ASSETS
Investments securities at value including $803,003 of
  securities on loan (Identified cost $92,853,004)            $   91,959,822
Cash                                                               2,612,480
Receivables:
  Securities sold                                                  1,723,146
  Fund shares sold                                                   249,679
  Dividends and interest                                             134,980
  Securities loan earnings                                             3,397
Prepaid expenses                                                      30,173
                                                              --------------
    Total Assets                                                  96,713,677
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                              6,803
  Collateral on securities loaned                                    822,050
  Investment advisory fee                                             59,792
  Distribution and service fees                                        7,477
  Transfer agent fee                                                  11,576
  Administration fee                                                   7,153
  Financial agent fee                                                  6,634
  Trustees' fee                                                          372
Accrued expenses                                                      21,936
                                                              --------------
    Total liabilities                                                943,793
                                                              --------------
NET ASSETS                                                    $   95,769,884
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  114,392,357
Undistributed net investment income                                  188,260
Accumulated net realized loss                                    (17,917,551)
Net unrealized depreciation                                         (893,182)
                                                              --------------
NET ASSETS                                                    $   95,769,884
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $5,561,685)                    401,575
Net asset value per share                                             $13.85
Offering price per share $13.85/(1-5.75%)                             $14.69
CLASS B
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $783,193)                       56,883
Net asset value and offering price per share                          $13.77
CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $1,062,480)                     77,141
Net asset value and offering price per share                          $13.77
CLASS X
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $88,362,526)                 6,366,942
Net asset value and offering price per share                          $13.88

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2003
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $  718,872
Interest                                                           8,648
Income from securities loaned, net                                   870
                                                              ----------
    Total investment income                                      728,390
                                                              ----------
EXPENSES
Investment advisory fee                                          330,746
Service fees, Class A                                              5,460
Distribution and service fees, Class B                             2,568
Distribution and service fees, Class C                             3,984
Administration                                                    40,779
Transfer agent                                                    46,481
Financial agent fee                                               32,176
Registration                                                      24,334
Printing                                                          12,720
Professional                                                      12,718
Custodian                                                         11,025
Trustees                                                           6,705
Miscellaneous                                                      9,010
                                                              ----------
    Total expenses                                               538,706
                                                              ----------
NET INVESTMENT INCOME                                            189,684
                                                              ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                               (2,548,578)
Net change in unrealized appreciation (depreciation) on
  investments                                                  8,427,203
                                                              ----------
NET GAIN ON INVESTMENTS                                        5,878,625
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $6,068,309
                                                              ==========

22                     See Notes to Financial Statements

Phoenix-Kayne Large Cap Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                          Six Months
                                             Ended
                                            6/30/03     Year Ended
                                          (Unaudited)    12/31/02
                                          -----------  ------------
FROM OPERATIONS
  Net investment income (loss)            $   189,684  $    406,929
  Net realized gain (loss)                 (2,548,578)  (11,471,387)
  Net change in unrealized appreciation
    (depreciation)                          8,427,203    (7,832,614)
                                          -----------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               6,068,309   (18,897,072)
                                          -----------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A              (11,252)           --
  Net investment income, Class B               (1,267)           --
  Net investment income, Class C               (1,111)           --
  Net investment income, Class X             (201,163)     (394,434)
                                          -----------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS            (214,793)     (394,434)
                                          -----------  ------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (146,476
    and 315,888 shares, respectively)       1,970,409     4,351,036
  Net asset value of shares issued from
    reinvestment of distributions (763
    and 0 shares, respectively)                10,818            --
  Cost of shares repurchased (53,921 and
    7,631shares, respectively)               (685,914)     (103,096)
                                          -----------  ------------
Total                                       1,295,313     4,247,940
                                          -----------  ------------
CLASS B
  Proceeds from sales of shares (33,106
    and 25,981 shares, respectively)          441,467       348,303
  Net asset value of shares issued from
    reinvestment of distributions (72
    and 0 shares, respectively)                 1,021            --
  Cost of shares repurchased (2,177 and
    99 shares, respectively)                  (27,559)       (1,313)
                                          -----------  ------------
Total                                         414,929       346,990
                                          -----------  ------------
CLASS C
  Proceeds from sales of shares (54,467
    and 49,610 shares, respectively)          731,623       665,389
  Net asset value of shares issued from
    reinvestment of distributions (63
    and 0 shares, respectively)                   890            --
  Cost of shares repurchased (21,715 and
    5,284 shares, respectively)              (279,840)      (70,475)
                                          -----------  ------------
Total                                         452,673       594,914
                                          -----------  ------------
CLASS X
  Proceeds from sales of shares (804,285
    and 1,455,292 shares, respectively)    10,439,362    21,577,941
  Net asset value of shares issued from
    reinvestment of distributions
    (9,414 and 16,393 shares,
    respectively)                             133,675       237,373
  Cost of shares repurchased (376,830
    and 2,170,367 shares, respectively)    (5,006,490)  (30,296,859)
                                          -----------  ------------
Total                                       5,566,547    (8,481,545)
                                          -----------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      7,729,462    (3,291,701)
                                          -----------  ------------
  NET INCREASE(DECREASE) IN NET ASSETS     13,582,978   (22,583,207)

NET ASSETS
  Beginning of period                      82,186,906   104,770,113
                                          -----------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME OF
    $188,260 AND $213,369, RESPECTIVELY]  $95,769,884  $ 82,186,906
                                          ===========  ============

                       See Notes to Financial Statements                      23

Phoenix-Kayne Large Cap Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                              CLASS X
                                                    -----------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                   YEAR ENDED DECEMBER 31,
                                                      6/30/03         -----------------------------------------
                                                    (UNAUDITED)            2002            2001            2000
Net asset value, beginning of period                  $ 13.03         $   15.81       $   17.97       $   18.67
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                           0.03              0.06            0.05            0.06
  Net realized and unrealized gain (loss)                0.85             (2.78)          (2.03)          (0.44)
                                                      -------         ---------       ---------       ---------
      TOTAL FROM INVESTMENT OPERATIONS                   0.88             (2.72)          (1.98)          (0.38)
                                                      -------         ---------       ---------       ---------

LESS DISTRIBUTIONS:
  From net investment income                            (0.03)            (0.06)          (0.05)          (0.03)
  From net realized gain                                   --                --           (0.13)          (0.29)
                                                      -------         ---------       ---------       ---------
      TOTAL DISTRIBUTIONS                               (0.03)            (0.06)          (0.18)          (0.32)
                                                      -------         ---------       ---------       ---------
Change in net asset value                                0.85             (2.78)          (2.16)          (0.70)
                                                      -------         ---------       ---------       ---------
NET ASSET VALUE, END OF PERIOD                        $ 13.88         $   13.03       $   15.81       $   17.97
                                                      =======         =========       =========       =========
Total return                                             6.76%(2)       (17.25)%        (11.03)%         (2.00)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $88,363           $77,263        $104,770        $131,252

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                     1.19%(3)         1.04%           0.95%           0.90%
  Net investment income (loss)                           0.46%(3)         0.42%           0.30%           0.30%
Portfolio turnover rate                                    11%(2)           26%             32%             42%

                                                        CLASS X
                                               -------------------------

                                                YEAR ENDED DECEMBER 31,
                                               -------------------------
                                                    1999            1998
Net asset value, beginning of period           $   17.03       $   17.28
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                      0.04            0.11
  Net realized and unrealized gain (loss)           2.71            2.38
                                               ---------       ---------
      TOTAL FROM INVESTMENT OPERATIONS              2.75            2.49
                                               ---------       ---------
LESS DISTRIBUTIONS:
  From net investment income                       (0.04)          (0.11)
  From net realized gain                           (1.07)          (2.63)
                                               ---------       ---------
      TOTAL DISTRIBUTIONS                          (1.11)          (2.74)
                                               ---------       ---------
Change in net asset value                           1.64           (0.25)
                                               ---------       ---------
NET ASSET VALUE, END OF PERIOD                 $   18.67       $   17.03
                                               =========       =========
Total return                                       16.33%          14.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $123,505         $48,581
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                1.03%           1.11%
  Net investment income (loss)                      0.28%           0.57%
Portfolio turnover rate                               33%             76%

                                                              CLASS A                           CLASS B                   CLASS C
                                                    ---------------------------       ---------------------------       -----------
                                                                        FROM                              FROM
                                                    SIX MONTHS        INCEPTION       SIX MONTHS        INCEPTION       SIX MONTHS
                                                       ENDED           8/30/02           ENDED           8/30/02           ENDED
                                                      6/30/03          THROUGH          6/30/03          THROUGH          6/30/03
                                                    (UNAUDITED)       12/31/02        (UNAUDITED)       12/31/02        (UNAUDITED)
Net asset value, beginning of period                  $ 13.02          $ 13.53         $  12.98          $13.53          $  12.98
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                           0.02               --            (0.03)          (0.01)            (0.02)
  Net realized and unrealized gain (loss)                0.84            (0.51)            0.84           (0.54)             0.83
                                                      -------          -------         --------          ------          --------
      TOTAL INCOME (LOSS) FROM INVESTMENT
        OPERATIONS                                       0.86            (0.51)            0.81           (0.55)             0.81
                                                      -------          -------         --------          ------          --------

LESS DISTRIBUTIONS:
  From net investment income                            (0.03)              --            (0.02)             --             (0.02)
  From net realized gain                                   --               --               --              --                --
                                                      -------          -------         --------          ------          --------
      TOTAL DISTRIBUTIONS                               (0.03)            0.00            (0.02)           0.00             (0.02)
                                                      -------          -------         --------          ------          --------
Change in net asset value                                0.83            (0.51)            0.79           (0.55)             0.79
                                                      -------          -------         --------          ------          --------
NET ASSET VALUE, END OF PERIOD                        $ 13.85          $ 13.02         $  13.77          $12.98          $  13.77
                                                      =======          =======         ========          ======          ========
Total return(1)(2)                                       6.59%           (3.77)%           6.26%          (4.07)%            6.21%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $5,562           $4,012             $783            $336            $1,062

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3)                                  1.44%            1.29%            2.19%           2.04%             2.19%
  Net investment income (loss)(3)                        0.21%            0.17%           (0.54)%         (0.58)%           (0.54)%
Portfolio turnover rate(2)                                 11%              26%              11%             26%               11%

                                                CLASS C
                                               ---------
                                                 FROM
                                               INCEPTION
                                                8/30/02
                                                THROUGH
                                               12/31/02
Net asset value, beginning of period            $ 13.53
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                    (0.01)
  Net realized and unrealized gain (loss)         (0.54)
                                                -------
      TOTAL INCOME (LOSS) FROM INVESTMENT
        OPERATIONS                                (0.55)
                                                -------
LESS DISTRIBUTIONS:
  From net investment income                         --
  From net realized gain                             --
                                                -------
      TOTAL DISTRIBUTIONS                          0.00
                                                -------
Change in net asset value                         (0.55)
                                                -------
NET ASSET VALUE, END OF PERIOD                  $ 12.98
                                                =======
Total return(1)(2)                                (4.07)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $575
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(3)                            2.04%
  Net investment income (loss)(3)                 (0.58)%
Portfolio turnover rate(2)                           26%

(1)  Maximum sales charges are not reflected in the total return calculation.
(2)  Not annualized.
(3)  Annualized.

24                     See Notes to Financial Statements

Phoenix-Kayne Small-Mid Cap Fund

                          INVESTMENTS AT JUNE 30, 2003
                                  (UNAUDITED)

                                            SHARES       VALUE
                                          ----------  ------------
COMMON STOCKS--97.6%

ADVERTISING--1.7%
Catalina Marketing Corp.(b).........        115,910   $  2,045,811

AEROSPACE & DEFENSE--1.4%
HEICO Corp. - Class A...............        194,331      1,739,262

APPLICATION SOFTWARE--10.2%
FactSet Research Systems, Inc.......         61,850      2,724,492
Fair, Isaac and Company, Inc........         60,390      3,107,066
Jack Henry & Associates, Inc........        180,815      3,216,699
Reynolds & Reynolds, Inc. -
Class A.............................        122,762      3,506,083
                                                      ------------
                                                        12,554,340
                                                      ------------

AUTO PARTS AND EQUIPMENT--0.8%
Federal Signal Corp.................         59,807      1,050,809

BANKS--3.6%
National Commerce Financial Corp....        125,730      2,789,949
Washington Federal, Inc.............         74,045      1,712,661
                                                      ------------
                                                         4,502,610
                                                      ------------

BIOTECHNOLOGY--2.4%
Techne Corp.(b).....................         98,085      2,975,899

CONSTRUCTION & ENGINEERING--1.4%
Insituform Technologies, Inc. -
Class A(b)..........................         95,480      1,688,086

CONSUMER FINANCE--3.5%
World Acceptance Corp.(b)...........        266,000      4,330,480

DATA PROCESSING SERVICES--3.7%
Arbitron Inc.(b)....................         63,700      2,274,090
Certegy, Inc.(b)....................         82,867      2,299,559
                                                      ------------
                                                         4,573,649
                                                      ------------

DISTRIBUTORS--1.2%
Advanced Marketing
Services, Inc.(b)...................        116,000      1,508,000

DIVERSIFIED COMMERCIAL SERVICES--5.6%
ABM Industries, Inc.................        139,530      2,148,762
Cintas Corp.........................         68,565      2,429,944
Equifax, Inc........................         88,385      2,298,010
                                                      ------------
                                                         6,876,716
                                                      ------------

                                            SHARES       VALUE
                                          ----------  ------------

DIVERSIFIED FINANCIAL SERVICES--2.0%
Eaton Vance Corp....................         80,004   $  2,528,126

ENVIRONMENTAL SERVICES--1.3%
Landauer, Inc.......................         39,400      1,648,102

FREIGHT & COURIERS--2.4%
C.H. Robinson Worldwide, Inc........         82,400      2,930,144

HEALTH CARE DISTRIBUTORS & SERVICES--4.5%
Hooper Holmes, Inc..................        132,440        852,914
IMS Health, Inc.....................        135,965      2,446,010
Orthodontic Centers of America(b)...        280,000      2,242,800
                                                      ------------
                                                         5,541,724
                                                      ------------

HEALTH CARE EQUIPMENT--1.9%
Diagnostic Products Corp............         57,000      2,339,850

HOME FURNISHINGS--1.6%
LA-Z Boy, Inc.......................         90,072      2,015,811

HOUSEHOLD PRODUCTS--1.6%
Lancaster Colony Corp...............         50,000      1,933,000

INDUSTRIAL CONGLOMERATES--3.0%
Teleflex, Inc.......................         87,410      3,719,296

INDUSTRIAL MACHINERY--1.8%
Donaldson Co., Inc..................         49,100      2,182,495

INSURANCE BROKERS--2.3%
Brown & Brown, Inc..................         87,000      2,827,500

LEISURE PRODUCTS--2.3%
Polaris Industries, Inc.............         47,000      2,885,800

MANAGED HEALTH CARE--2.8%
First Health Group Corp.(b).........        123,200      3,400,320

NETWORKING EQUIPMENT--2.0%
Black Box Corp......................         67,995      2,461,419

OFFICE ELECTRONICS--4.3%
Zebra Technologies Corp.(b).........         30,800      2,315,852
Inter-Tel, Inc......................        139,600      2,962,312
                                                      ------------
                                                         5,278,164
                                                      ------------

                       See Notes to Financial Statements                      25

Phoenix-Kayne Small-Mid Cap Fund

                                            SHARES       VALUE
                                          ----------  ------------
OIL & GAS EXPLORATION & PRODUCTION--2.5%
Devon Energy Corp...................         59,129   $  3,157,489

PACKAGING--2.1%
Bemis Co............................         55,472      2,596,090
PHARMACEUTICALS--4.9%
King Pharmaceuticals, Inc.(b).......        193,296      2,853,049
Medicis Pharmaceutical Corp. -
Class A.............................         55,800      3,163,860
                                                      ------------
                                                         6,016,909
                                                      ------------

PROPERTY & CASUALTY INSURANCE--2.0%
Cincinnati Financial Corp...........         66,055      2,449,980

REINSURANCE--3.2%
Reinsurance Group of
America, Inc........................        123,100      3,951,510

SEMICONDUCTORS--2.6%
Microchip Technology, Inc...........        129,000      3,177,270
SPECIALTY CHEMICALS--1.9%
Valspar Corp........................         54,520      2,301,834

SPECIALTY STORES--9.1%
Copart, Inc.(b).....................        231,000      2,182,950
Regis Corp..........................        117,000      3,398,850
Rent-A-Center, Inc.(b)..............         74,500      5,647,845
                                                      ------------
                                                        11,229,645
                                                      ------------
------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $114,767,591)                         120,418,140
------------------------------------------------------------------

                                      STANDARD      PAR
                                      & POOR'S     VALUE
                                       RATING      (000)
                                      ---------  ----------
SHORT-TERM OBLIGATIONS--14.1%(c)

TIME DEPOSITS--5.8%
Royal Bank of Scotland, 1.125%,
7/1/03..............................    A-1+     $   2,266      2,265,815
                                      STANDARD      PAR
                                      & POOR'S     VALUE
                                       RATING      (000)        VALUE
                                      ---------  ----------  ------------
TIME DEPOSITS--CONTINUED

Bank of Montreal, 1.15%, 7/9/03.....    A-1+     $   1,867   $  1,867,035

Credit Agricole Indosuez, 1.05%,
8/26/03.............................    A-1+         3,021      3,021,087
                                                             ------------
                                                                7,153,937
                                                             ------------

REPURCHASE AGREEMENTS--3.1%
Credit Suisse First Boston
Corporation (Dated 6/30/03), 1.415%,
Due 7/1/03 (Repurchased proceeds
$3,776,505); Collateralized by
variours investment grade corporate
bonds and commercial papers with
interest range of 2.80% to 8.36%....                 3,776      3,776,359

                                                   SHARES
                                                 ----------
MONEY MARKET MUTUAL FUNDS--5.2%
Merrill Lynch Premier Institutional
Fund................................             1,315,998      1,315,998
Merrimac Cash Fund-Premium Class....             5,135,848      5,135,848
                                                             ------------
                                                                6,451,846
                                                             ------------
-------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $17,382,142)                                  17,382,142
-------------------------------------------------------------------------

TOTAL INVESTMENTS--111.7%
(IDENTIFIED COST $132,149,733)                          137,800,282(a)
Other assets and liabilities, net--(11.7)%              (14,470,612)
                                                       ------------
NET ASSETS--100.0%                                     $123,329,670
                                                       ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $16,414,554 and gross depreciation of $10,764,005 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $132,149,733.
(b)  Non income producing.
(c) Represents securities purchased with cash collateral reeived for securities on loan.

26                     See Notes to Financial Statements

Phoenix-Kayne Small-Mid Cap Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2003
                                  (UNAUDITED)

ASSETS
Investments securities at value including $16,564,834 of
  securities on loan
  (Identified cost $132,149,733)                              $  137,800,282
Cash                                                               2,707,448
Receivables
  Fund shares sold                                                   356,015
  Dividends and interest                                             101,099
  Securities loan earnings                                            10,423
Prepaid expenses                                                      31,507
                                                              --------------
    Total Assets                                                 141,006,774
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                            118,879
  Collateral on securities loaned                                 17,382,142
  Investment advisory fee                                             85,067
  Distribution and service fees                                       17,604
  Transfer agent fee                                                  30,209
  Administration fee                                                   7,653
  Financial agent fee                                                  3,861
  Trustees' fee                                                          372
Accrued expenses                                                      31,317
                                                              --------------
    Total liabilities                                             17,677,104
                                                              --------------
NET ASSETS                                                    $  123,329,670
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  135,558,911
Accumulated net investment loss                                     (186,799)
Accumulated net realized loss                                    (17,692,991)
Net unrealized appreciation                                        5,650,549
                                                              --------------
NET ASSETS                                                    $  123,329,670
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $8,535,731)                    545,589
Net asset value per share                                             $15.64
Offering price per share $15.64/(1-5.75%)                             $16.59
CLASS B
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $1,526,900)                     98,215
Net asset value and offering price per share                          $15.55
CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $6,049,153)                    388,985
Net asset value and offering price per share                          $15.55
CLASS X
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $107,217,886)                6,841,432
Net asset value and offering price per share                          $15.67

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2003
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $      492,872
Interest                                                               3,027
Income from securities loaned, net                                    21,102
                                                              --------------
    Total investment income                                          517,001
                                                              --------------
EXPENSES
Investment advisory fee                                              446,311
Service fees, Class A                                                  5,976
Distribution and service fees, Class B                                 4,572
Distribution and service fees, Class C                                12,819
Administration                                                        42,857
Transfer agent fee                                                    66,103
Financial agent fee                                                   33,185
Registration                                                          24,686
Printing                                                              21,884
Professional                                                          14,558
Custodian                                                             13,127
Trustees                                                               6,705
Miscellaneous                                                         11,017
                                                              --------------
    Total expenses                                                   703,800
                                                              --------------
NET INVESTMENT LOSS                                                 (186,799)
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                   (7,125,292)
Net change in unrealized appreciation (depreciation) on
  investments                                                     18,056,479
                                                              --------------
NET GAIN ON INVESTMENTS                                           10,931,187
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   10,744,388
                                                              ==============

                       See Notes to Financial Statements                      27

Phoenix-Kayne Small-Mid Cap Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            6/30/03      Year Ended
                                          (Unaudited)     12/31/02
                                          ------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $   (186,799) $   (432,968)
  Net realized gain (loss)                  (7,125,292)   (2,593,808)
  Net change in unrealized appreciation
    (depreciation)                          18,056,479   (22,593,792)
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               10,744,388   (25,620,568)
                                          ------------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (436,768
    and 146,581 shares, respectively)        6,242,079     2,103,515
  Cost of shares repurchased (36,582 and
    1,178 shares, respectively)               (528,494)      (16,705)
                                          ------------  ------------
Total                                        5,713,585     2,086,810
                                          ------------  ------------
CLASS B
  Proceeds from sales of shares (57,045
    and 43,790 shares, respectively)           813,869       639,229
  Cost of shares repurchased (2,618 and
    2 shares, respectively)                    (39,163)          (30)
                                          ------------  ------------
Total                                          774,706       639,199
                                          ------------  ------------
CLASS C
  Proceeds from sales of shares (363,053
    and 39,973 shares, respectively)         5,146,241       582,457
  Cost of shares repurchased (14,034 and
    7 shares, respectively)                   (192,503)         (100)
                                          ------------  ------------
Total                                        4,953,738       582,357
                                          ------------  ------------
CLASS X
  Proceeds from sales of shares
    (1,113,068 and 6,136,774 shares,
    respectively)                           15,185,554   104,014,998
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 582 shares, respectively)                --         8,158
  Cost of shares repurchased (1,111,910
    and 4,672,212 shares, respectively)    (15,437,558)  (75,454,186)
                                          ------------  ------------
Total                                         (252,004)   28,568,970
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      11,190,025    31,877,336
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS     21,934,413     6,256,768

NET ASSETS
  Beginning of period                      101,395,257    95,138,489
                                          ------------  ------------
  END OF PERIOD [INCLUDING ACCUMULATED
    NET INVESTMENT LOSS OF
    $(186,799) AND $0, RESPECTIVELY]      $123,329,670  $101,395,257
                                          ============  ============

28                     See Notes to Financial Statements

Phoenix-Kayne Small-Mid Cap Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                              CLASS X
                                                    -----------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                   YEAR ENDED DECEMBER 31,
                                                      6/30/03         -----------------------------------------
                                                    (UNAUDITED)            2002            2001            2000
Net asset value, beginning of period                 $  14.34         $   17.70       $   17.19       $   14.82
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                          (0.02)            (0.06)          (0.01)           0.04
  Net realized and unrealized gain (loss)                1.35             (3.30)           1.15            3.54
                                                     --------         ---------       ---------       ---------
      TOTAL FROM INVESTMENT OPERATIONS                   1.33             (3.36)           1.14            3.58
                                                     --------         ---------       ---------       ---------

LESS DISTRIBUTIONS:
  From net investment income                               --                --           (0.01)          (0.04)
  From net realized gain                                   --                --           (0.62)          (1.17)
  From paid-in capital                                     --                --              --              --
                                                     --------         ---------       ---------       ---------
      TOTAL DISTRIBUTIONS                                  --                --           (0.63)          (1.21)
                                                     --------         ---------       ---------       ---------
Change in net asset value                                1.33             (3.36)           0.51            2.37
                                                     --------         ---------       ---------       ---------
NET ASSET VALUE, END OF PERIOD                       $  15.67         $   14.34       $   17.70       $   17.19
                                                     ========         =========       =========       =========
Total return                                             9.27%(3)       (18.98)%          6.40%           24.77%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $107,219           $98,112         $95,138         $42,560

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                     1.30%(4)         1.22%           1.17%            1.29%
  Net investment income (loss)                          (0.31)%(4)       (0.38)%         (0.14)%           0.26%
Portfolio turnover rate                                     9%(3)           16%             17%              50%

                                                        CLASS X
                                               -------------------------

                                                YEAR ENDED DECEMBER 31,
                                               -------------------------
                                                    1999            1998
Net asset value, beginning of period           $   15.04       $   13.12
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                      0.07            0.05
  Net realized and unrealized gain (loss)           0.47            2.07
                                               ---------       ---------
      TOTAL FROM INVESTMENT OPERATIONS              0.54            2.12
                                               ---------       ---------
LESS DISTRIBUTIONS:
  From net investment income                       (0.07)          (0.05)
  From net realized gain                           (0.69)             --
  From paid-in capital                                --           (0.15)
                                               ---------       ---------
      TOTAL DISTRIBUTIONS                          (0.76)          (0.20)
                                               ---------       ---------
Change in net asset value                          (0.22)           1.92
                                               ---------       ---------
NET ASSET VALUE, END OF PERIOD                 $   14.82       $   15.04
                                               =========       =========
Total return                                        3.64%          16.17%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)            $46,997         $33,017
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                1.30%(1)        1.30%(1)
  Net investment income (loss)                      0.53%           0.38%
Portfolio turnover rate                               50%             28%

                                                              CLASS A                           CLASS B                   CLASS C
                                                    ---------------------------       ---------------------------       -----------
                                                                        FROM                              FROM
                                                    SIX MONTHS        INCEPTION       SIX MONTHS        INCEPTION       SIX MONTHS
                                                       ENDED           8/30/02           ENDED           8/30/02           ENDED
                                                      6/30/03          THROUGH          6/30/03          THROUGH          6/30/03
                                                    (UNAUDITED)       12/31/02        (UNAUDITED)       12/31/02        (UNAUDITED)
Net asset value, beginning of period                  $14.34           $ 15.29          $ 14.30          $ 15.29          $ 14.31
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                         (0.02)            (0.02)           (0.06)           (0.02)           (0.04)
  Net realized and unrealized gain (loss)               1.32             (0.93)            1.31            (0.97)            1.28
                                                      ------           -------          -------          -------          -------
      TOTAL INCOME (LOSS) FROM INVESTMENT
        OPERATIONS                                      1.30             (0.95)            1.25            (0.99)            1.24
                                                      ------           -------          -------          -------          -------

LESS DISTRIBUTIONS:
  From net investment income                              --                --               --               --               --
  From net realized gain                                  --                --               --               --               --
                                                      ------           -------          -------          -------          -------
      TOTAL DISTRIBUTIONS                                 --                --               --               --               --
                                                      ------           -------          -------          -------          -------
Change in net asset value                               1.30             (0.95)            1.25            (0.99)            1.24
                                                      ------           -------          -------          -------          -------
NET ASSET VALUE, END OF PERIOD                        $15.64           $ 14.34          $ 15.55          $ 14.30          $ 15.55
                                                      ======           =======          =======          =======          =======
Total return(2)(3)                                      9.14%            (6.21)%           8.74%           (6.47)%           8.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $8,535            $2,086           $1,527             $626           $6,049

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(4)                                 1.55%             1.47%            2.30%            2.22%            2.30%
  Net investment income (loss)(4)                      (0.56)%           (0.62)%          (1.31)%          (1.37)%          (1.31)%
Portfolio turnover rate(3)                                 9%               16%               9%              16%               9%

                                                CLASS C
                                               ---------
                                                 FROM
                                               INCEPTION
                                                8/30/02
                                                THROUGH
                                               12/31/02
Net asset value, beginning of period            $ 15.29
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                    (0.03)
  Net realized and unrealized gain (loss)         (0.95)
                                                -------
      TOTAL INCOME (LOSS) FROM INVESTMENT
        OPERATIONS                                (0.98)
                                                -------
LESS DISTRIBUTIONS:
  From net investment income                         --
  From net realized gain                             --
                                                -------
      TOTAL DISTRIBUTIONS                            --
                                                -------
Change in net asset value                         (0.98)
                                                -------
NET ASSET VALUE, END OF PERIOD                  $ 14.31
                                                =======
Total return(2)(3)                                (6.47)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $572
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(4)                            2.22%
  Net investment income (loss)(4)                 (1.37)%
Portfolio turnover rate(3)                           16%

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.34% and 1.35% for the period ended December 31, 1999 and 1998, respectively.
(2)  Maximum sales charges are not reflected in the total return calculation.
(3)  Not annualized.
(4)  Annualized.

                       See Notes to Financial Statements                      29

PHOENIX-KAYNE FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix-Kayne Funds (the "Trust") (formerly Kayne Anderson Rudnick Mutual Funds) was organized as a Delaware business trust on May 29, 1996 and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust currently consists of five separate series:
California Intermediate Tax-Free Bond Fund, Intermediate Total Return Bond Fund, International Fund, Large Cap Fund and Small-Mid Cap Fund (each a "Fund" and collectively the "Funds").

  The California Intermediate Tax-Free Bond Fund is a non-diversified fund and seeks current income exempt from federal and California state income tax. The Fund invests primarily in investment grade debt securities and may maintain an average maturity of more than ten years.

  The Intermediate Total Return Bond Fund is a diversified fund and seeks to obtain maximum total return, primarily through current income, with capital appreciation as a secondary consideration. The Fund invests primarily in investment grade debt securities and seeks to maintain an average maturity of three to ten years.

  The International Fund is a diversified fund and seeks long-term capital appreciation, with dividend income as a secondary consideration. The Fund invests primarily in equity securities, usually common stocks, of companies outside the United States.

  The Large Cap Fund is a diversified fund and seeks long-term capital appreciation, with dividend income as a secondary consideration. The Fund invests primarily in equity securities, usually common stocks, of companies generally having a total market capitalization of $5 billion or more.

  The Small-Mid Cap Fund is a diversified fund and seeks long-term capital appreciation, with dividend income as a secondary consideration. The Fund invests primarily in equity securities, usually common stocks, of small and mid-capitalization companies included in the Russell 2500 Index.

  The Trust offers Class X shares on each Fund. Additionally, the Trust offers three additional classes of shares, Class A, Class B and Class C shares on Large Cap Fund, Small-Mid Cap Fund and International Fund. Class X shares are sold without a sales charge. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of each class of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. SECURITY VALUATION:

  The Funds' investments are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the official closing price (typically last sale). Other securities are valued at the last quoted bid price. Securities for which market quotations are not readily available, if any, are valued by an independent pricing service or determined following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

B. INCOME TAXES:

  Each of the Funds is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the Code) applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS:

  Security transactions are accounted for on the trade date. Interest income is recognized on the accrual basis. Bond discounts and premiums are amortized over their respective lives. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

D. ACCOUNTING ESTIMATES:

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual result could differ from those estimates.

E. SECURITIES LENDING TRANSACTIONS:

  The Funds receive compensation in the form of fees, or retain a portion of interest of any cash received as collateral. The Funds also continue to receive interest and dividends on securities loaned. The loans are secured by collateral (102% for US dollar denominated securities and 105% for non-US denominations) with cash, U.S.

PHOENIX-KAYNE FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED) (CONTINUED)

government securities or letters of credit. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds.

F. FOREIGN CURRENCIES:

  Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of the valuation. Purchases and sales of securities and income denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market price on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

G. FORWARD CURRENCY CONTRACTS:

  The International Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized gain (or loss). When the contract is closed or offset with the same counterparts, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

H. EXPENSES:

  Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

I. REPURCHASE AGREEMENTS

  Each Fund may enter into repurchase agreements through which the Fund acquires a security (the "underlying security") from the seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. The bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest, at a later date, generally for a period of less than one week. The seller must maintain collateral with the Funds' custodian equal to at least 100% of the repurchase price, including accrued interest. At June 30, 2003, all outstanding repurchase agreements held by the Funds had been entered into on that day.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

  The Adviser, Kayne Anderson Rudnick Investment Management, LLC provides the Funds with investment management services under an Investment Advisory Agreement (the "Agreement"). The majority interest of the Adviser is owned by Phoenix Investment Partners, Ltd. ("PXP"). PXP is the investment management subsidiary of The Phoenix Companies, Inc. ("PNX"). The Adviser furnishes all investment advice, office space and certain administrative services, and provides personnel as needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the following annual rates:

California Intermediate Tax-Free Bond
  Fund..................................   0.50%
Intermediate Total Return Bond Fund.....   0.50%
International Fund......................   0.95%
Large Cap Fund..........................   0.75%
Small-Mid Cap Fund......................   0.85%

  For the six months ended June 30, 2003, the Funds incurred the following advisory fees:

California Intermediate Tax-Free Bond
  Fund..................................  $ 87,201
Intermediate Total Return Bond Fund.....   107,311
International Fund......................   227,139
Large Cap Fund..........................   330,746
Small-Mid Cap Fund......................   446,311

  The Funds are responsible for their own operating expenses. The Adviser has agreed to limit each Fund's total operating expenses by reducing all or a portion of its fees and reimbursing each Fund for expenses, excluding interest, so that their ratio of expenses to average net assets will not exceed the following levels:

                                          Class X   Class A     Class B     Class C
                                          -------  ----------  ----------  ----------
California Intermediate Tax-Free Bond
  Fund..................................    0.75%       N/A         N/A         N/A
Intermediate Total Return Bond Fund.....    0.95        N/A         N/A         N/A
International Fund......................    1.40       1.65%       2.40%       2.40%
Large Cap Fund..........................    1.20       1.45        2.20        2.20
Small-Mid Cap Fund......................    1.30       1.55        2.30        2.30

  Any fee waived and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, provided the

PHOENIX-KAYNE FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED) (CONTINUED)

aggregate amount of the Fund's current operating expense for such fiscal year does not exceed the applicable limitation on Fund expenses. For the six months ended June 30, 2003, the Advisor waived fees and paid expenses of $70,410 and $45,216 for the International Fund and California Intermediate Tax-Free Bond Fund, respectively.

  At June 30, 2003, the amount available for reimbursement that has been paid and/or waived by the Adviser on behalf of the Funds are as follows:

International Fund......................  $ 70,410
California Intermediate Tax-Free Bond
  Fund..................................  $218,273

  No fees were recouped for the six months ended June 30, 2003.

  At June 30, 2003, the Adviser may recapture a portion of the above amounts no later than the dates as stated below:

                                                     December 31,
                                          ----------------------------------
Funds:                                     2003     2004     2005     2006
------                                    -------  -------  -------  -------
International Fund......................       --       --       --  $70,410
California Intermediate Tax-Free Bond
  Fund..................................  $66,383  $30,868  $75,806   45,216

  Each Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

  U.S. Bancorp Fund Services, L.L.C. (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Funds' expenses and reviews the Funds' expense accruals. For its services, each Fund pays the Administrator an annual fee equal to 0.075% of the first $40 million of the average daily net assets, 0.050% of the next $40 million, 0.025% of the next $40 million, and 0.010% thereafter, subject to a minimum annual fee.

  Phoenix Equity Planning Corporation, ("PEPCO") an indirect, wholly-owned subsidiary of PNX, which serves as the national distributor of the Trust's shares has advised the Trust that it retained net selling commissions and deferred sales charges for the six months ended June 30, 2003 as follows:

                                            Class A       Class B        Class C
                                          Net Selling    Deferred       Deferred
                                          Commissions  Sales Charges  Sales Charges
                                          -----------  -------------  -------------
International Fund......................    $  138         $ --           $ --
Large Cap Fund..........................     1,593          167            121
Small-Mid Cap Fund......................     5,776           --            416

  The Large Cap, Small-Mid Cap and International Funds pay PEPCO service and distribution fees at an annual rate of 0.25% for Class A shares and 1.00% for Class B and C shares applied to the daily average net assets of each fund. The distributor has advised the Trust that the total amount expensed for the six months ended June 30, 2003 was allocated as follows:

                                                        Distribution    Distribution
                                          Distribution     and/or          and/or
                                             and/or     Service Fees    Service Fees
                                          Service Fees  Paid Out to       Paid to
                                          Retained by   Unaffiliated   W.S. Griffith
                                          Distributor   Participants  Securities, Inc.
                                          ------------  ------------  ----------------
International Fund......................    $ 1,344        $  246           $ --
Large Cap Fund..........................      7,011         4,900            101
Small-Mid Cap Fund......................     17,090         5,910            367

  W.S. Griffith Securities, Inc. is an indirect subsidiary of PNX.

  PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended June 30, 2003, transfer agent fees were $161,728 as reported in the Statements of Operations, of which PEPCO retained the following:

                                          Transfer Agent Fee
                                           Retained (Paid)
                                          ------------------
California Intermediate Tax-Free Bond
  Fund..................................       $(2,243)
Intermediate Total Return Bond Fund.....        (2,243)
International Fund......................        (8,529)
Large Cap Fund..........................        (1,885)
Small-Mid Cap Fund......................         9,124

  At June 30, 2003, PNX and affiliates and the retirement plans of PNX and affiliates held Phoenix-Kayne Fund shares which aggregated the following:

                                                   Aggregate
                                                   Net Asset
                                          Shares     Value
                                          -------  ---------
International Fund
--Class A...............................  10,582   $100,000
--Class B...............................  10,582     99,577
--Class C...............................  10,582     99,682
Large Cap Fund
--Class A...............................   7,406    102,573
--Class B...............................   7,403    101,939
--Class C...............................   7,399    101,884
Small-Mid Cap Fund
--Class A...............................   6,540    102,286
--Class B...............................   6,540    101,697
--Class C...............................   6,540    101,697

PHOENIX-KAYNE FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED) (CONTINUED)

3. PURCHASES AND SALES OF SECURITIES

  For the six months ended June 30, 2003, the cost of purchases and the proceeds from sales of securities, excluding U.S. Government securities and short-term investments, were as follows:

Fund                                       Purchases      Sales
----                                      -----------  -----------
California Intermediate Tax-Free Bond
  Fund..................................  $ 7,104,121  $ 4,467,000
Intermediate Total Return Bond Fund.....    3,711,225    3,054,527
International Fund......................    9,937,395   22,152,360
Large Cap Fund..........................   12,895,648    9,347,023
Small-Mid Cap Fund......................   17,180,775    9,073,062

  The Intermediate Total Return Bond Fund purchased $3,675,416 and sold $3,858,987 in U.S. Government securities. There were no purchases or sales of U.S. Government securities by Large Cap Fund, Small-Mid Cap Fund, International Fund and California Intermediate Tax-Free Bond Fund.

4. CREDIT RISK AND ASSET CONCENTRATIONS

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

  Certain funds invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the fund, positive or negative, than if the fund did not concentrate its investments in such sectors.

  The California Intermediate Tax-Free Bond Fund invests primarily in California municipal securities and is more susceptible to economic, political and other developments that may adversely affect issuers of such securities, than a more geographically diversified fund. Such developments could result in certain adverse consequences including impairing the market value and marketability of the securities, as well as impairing the ability of certain issuers of California municipal securities to pay principal and interest on their obligations.

5. PORTFOLIO SECURITIES LOANED, FINANCIAL FUTURES CONTRACTS, AND FORWARD CURRENCY CONTRACTS

  As of June 30, 2003, the following funds loaned common stocks and received the following collateral for the loans:

                                          Fair Value   Collateral Value
                                          -----------  ----------------
International Fund......................  $ 4,525,555    $ 4,810,228
Large Cap Fund..........................      803,003        822,050
Small-Mid Cap Fund......................   16,564,834     17,382,142

  At June 30, 2003, the International Fund held the following foreign currency exchange contracts:

                                      Settlement             Net Unrealized
Contract to Receive  In Exchange For     Date       Value     Depreciation
-------------------  ---------------  ----------  ---------  --------------
    British Pound      US$332,027      07/01/03   $(330,737)    $(1,290)
     200,041

6. OTHER

  As of June 30, 2003, the Funds had individual shareholders and omnibus shareholder accounts (which are comprised of several individual shareholders) which individually amounted to more than 10% of total shares outstanding as detailed below. None of the accounts are affiliated with PNX. In addition, affiliate holdings are presented in the table located within Note 2.

  Tax   2 Omnibus Accounts......................   59.47%
  Free
        1 shareholder...........................   14.88

  Total 3 Omnibus Accounts......................    43.6
  Return
  International 2 Omnibus Accounts......................   42.1
  Large 1 Omnibus Account.......................    11.2
    Cap
  Small 1 Omnibus Account.......................   14.34
    Mid
    Cap

7. TAX MATTERS

  The following Funds have capital loss carryovers which may be used to offset future capital gains.

                                          International   Large Cap   Small-Mid Cap
Expiration Date                               Fund          Fund          Fund
---------------                           -------------  -----------  -------------
2008....................................   $        --   $        --   $6,730,898*
2009....................................     2,522,232     2,968,666    1,242,994
2010....................................    14,384,915    10,881,988      826,351
                                           -----------   -----------   ----------
  Total.................................   $16,907,147   $13,850,654   $8,800,243
                                           ===========   ===========   ==========

* UTILIZATION OF THIS CAPITAL LOSS CARRYFORWARD WHICH AROSE IN CONNECTION WITH THE TAX-FREE REORGANIZATION WITH SEFTON SMALL COMPANY VALUE FUND IS LIMITED BY FEDERAL INCOME TAX REGULATIONS TO $838,736 ANNUALLY.

  The Funds may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.

  This report is not authorized for distribution to prospective investors in the Phoenix-Kayne Funds unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX-KAYNE FUNDS
1800 Avenue of the Stars, 2nd Floor
Los Angeles, California 90067

TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
Geraldine M. McNamara
Everett L. Morris
Philip R. McLoughlin

OFFICERS
Allan M. Rudnick, President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Ralph Walter, Treasurer
Robert S. Driessen, Vice President
Richard J. Wirth, Secretary

 IMPORTANT NOTICE TO SHAREHOLDERS
 The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

INVESTMENT ADVISER
Kayne Anderson Rudnick Investment Management, LLC
1800 Avenue of the Stars, 2nd Floor
Los Angeles, California 90067

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480

HOW TO CONTACT US

Mutual Fund Services              1-800-243-1574
Advisor Consulting Group          1-800-231-4361
Text Telephone                    1-800-243-1926
Website
www.phoenixinvestments.com

PRSRT STD
U.S. POSTAGE
PAID
PORTLAND ME
PERMIT NO 7

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

[LOGO] PHOENIX INVESTMENT PARTNERS, LTD.

For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.



PXP 1813 (8/03)


E-Delivery of
Your Fund
Communications
Now Available!

To sign up, go to
the Individual
Investors area at
PhoenixInvestments.com
and log in. Select an
account, then click the
"E-Delivery" button.

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6.  RESERVED.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8.  RESERVED.

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures as of the date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10:  EXHIBITS.

(a)  Not applicable for Semi-annual report.

(b)  Ex-99.CERT      Certifications pursuant to Section 302 of the
                     Sarbanes-Oxley Act of 2002. Filed herewith.

(c)  Ex-99.906CERT   Certification pursuant to Section 906 of the Sarbanes-Oxley
                     Act of 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         PHOENIX-KAYNE FUNDS

         By (Signature and Title)* /s/ ALLAN M. RUDNICK
                                   --------------------
                                   Allan M. Rudnick, President
                                   (principal executive officer)

         Date September 2, 2003
              ------------------------------------------
         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)* /s/ ALLAN M. RUDNICK
                                   --------------------
                                   Allan M. Rudnick, President
                                   (principal executive officer)

         Date September 2, 2003
              ------------------------------------------
         By (Signature and Title)* /s/ RALPH WALTER
                                   ----------------
                                   Ralph Walter, Treasurer
                                   (principal financial officer)

         Date September 2, 2003
              ------------------------------------------
* print the name and title of each signing officer under his or her signature.